United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03586

                        ALLIANCEBERNSTEIN MUNICIPAL TRUST

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2005

                   Date of reporting period: December 31, 2004

ITEM 1.       REPORTS TO STOCKHOLDERS.


AllianceBernstein
Municipal
Trust
- California Portfolio


[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management


Semi-Annual Report
December 31, 2004
(unaudited)



                                             AllianceBernstein Municipal Trust -
                                                            California Portfolio
FUND EXPENSES
================================================================================
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                             Beginning           Ending
                                        Account Value      Account Value      Expenses Paid       Annualized
                                        July 1, 2004     December 31, 2004   During Period*     Expense Ratio*
----------------------------------------------------------------------------------------------------------------
Actual.................................     $1,000         $ 1,002.36           $ 5.05              1.00%
Hypothetical (5% return before
   expenses)...........................     $1,000         $ 1,020.16           $ 5.09              1.00%
----------------------------------------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)

                                             AllianceBernstein Municipal Trust -
                                                            California Portfolio
================================================================================

 Principal
  Amount
   (000)   Security (a)              Yield           Value
--------------------------------------------------------------------
           MUNICIPAL
           BONDS-80.8%
           CALIFORNIA-80.8%
           Abag Finance
           Authority For
           Nonprofit Corp.
           (California Hill Apts.)
           Series 02A AMT
$   6,200  12/15/32 (b)........     2.00%          $ 6,200,000
           Abag Finance
           Authority For
           Nonprofit Corp.
           (Geneva Pointe Apts.)
           Series 04A AMT
    3,200  3/15/37 (b).........     2.02             3,200,000
           Alameda County IDR
           (Bema Electronic
           Manufacturing Project)
           Series 04A AMT

    2,200  4/01/34 (b).........     2.09             2,200,000
           Alameda County IDR
           (JMS Family
           Partnership Project)
           Series 95A AMT
    2,630  10/01/25 (b)........     2.00             2,630,000
           California Department
           of Water Resources
           (Power Supply Revenue
           Bonds)
           Series 02B-2
    1,850  5/01/22 (b).........     2.25             1,850,000
           California Department
           of Water Resources
           (Power Supply Revenue
           Bonds)
           Series 02B-4
    5,000  5/01/22 (b).........     2.13             5,000,000
           California Department
           of Water Resources
           (Power Supply Revenue
           Bonds) Series 02C-4
    5,050  5/01/22 (b).........     2.00             5,050,000
           California Economic
           Development Financing
           Authority IDR
           (Vortech Engineering,
           Inc. Project)
           Series 97 AMT
    2,540  9/01/22 (b).........     2.05             2,540,000
           California Health
           Facilities Financing
           Authority
           (Hospital-Adventist
           Health System)
           Series 02A
    4,200  9/01/25 (b).........     2.19             4,200,000
           California
           Infrastructure &
           Economic Development
           Bank IDR
           (Studio Moulding
           Project)
           Series 01A AMT
    2,900  12/01/26 (b)........     2.08             2,900,000
           California
           Infrastructure &
           Economic Development
           Bank IDR
           (West Star Industries
           Project)
           Series 00A AMT
    1,980  7/01/26 (b).........     2.05             1,980,000
           California Pollution
           Control Finance
           Authority
           (Atlas Disposal
           Industries LLC)
           Series 99A AMT
    2,400  5/01/19 (b).........     2.07             2,400,000
           California Pollution
           Control Finance
           Authority
           (Bidart Family
           Partnership)
           Series 02 AMT
    4,000  11/01/27 (b)........     2.06             4,000,000
           California Pollution
           Control Finance
           Authority
           (BLT Enterprises)
           Series 99A AMT
    3,015  4/01/14 (b).........     2.07             3,015,000
           California Pollution
           Control Finance
           Authority
           (Blue Line Transfer,
           Inc.)
           Series 99A AMT
    4,335  8/01/19 (b).........     2.07             4,335,000

                                             AllianceBernstein Municipal Trust -
                                                            California Portfolio
================================================================================


 Principal
  Amount
   (000)   Security (a)             Yield          Value
----------------------------------------------------------------
           California Pollution
           Control Finance
           Authority
           (Burrtec Waste Industry
           Project)
           Series 02A AMT
$   6,200  6/01/22 (b).........     2.07%          $ 6,200,000
           California Pollution
           Control Finance
           Authority
           (Burrtec Waste Project)
           Series 00A AMT
    5,155  6/01/20 (b).........     2.22             5,155,000
           California Pollution
           Control Finance
           Authority
           (Burrtec Waste Project)
           Series 97B AMT
    1,400  7/01/12 (b).........     2.22             1,400,000
           California Pollution
           Control Finance
           (California Waste
           Solutions)
           Series 02A AMT
    3,565  5/01/32 (b).........     2.07             3,565,000
           California Pollution
           Control Finance
           Authority
           (Carlos Echeverria &
           Sons)
           Series 02 AMT
    3,500  10/01/27 (b)........     2.06             3,500,000
           California Pollution
           Control Finance
           Authority
           (Contra Costa Waste
           Services)
           Series 95A AMT
    2,825  12/01/10 (b)........     2.07             2,825,000
           California Pollution
           Control Finance
           Authority
           (CR & R, Inc. Project)
           Series 00A AMT
    2,860  9/01/10 (b).........     2.10             2,860,000
           California Pollution
           Control Finance
           Authority
           (CR & R, Inc. Project)
           Series 95A AMT
    3,160  10/01/10 (b)........     2.10             3,160,000
           California Pollution
           Control Finance
           Authority
           (Greenteam of San Jose
           Project)
           Series 97A AMT
    1,280  8/01/12 (b).........     2.07             1,280,000
           California Pollution
           Control Finance
           Authority
           (Greenwaste Recovery)
           Series 99B AMT
    2,510  6/01/14 (b).........     2.12             2,510,000
           California Pollution
           Control Finance
           Authority
           (Heritage Dairy Project)
           Series 02 AMT
    1,500  10/01/27 (b)........     2.06             1,500,000
           California Pollution
           Control Finance
           Authority
           (Marborg Industries
           Project)
           Series 02A AMT
      925  6/01/22 (b).........     2.07             925,000
           California Pollution
           Control Finance
           Authority
           (Norcal Waste Systems,
           Inc. Project)
           Series 01 AMT
    1,000  12/01/26 (b)........     2.07             1,000,000
           California Pollution
           Control Finance
           Authority
           (P&D Dairy & Poso
           Creek Dairy)
           Series 03 AMT
    3,000  5/01/28 (b).........     2.06             3,000,000

                                             AllianceBernstein Municipal Trust -
                                                            California Portfolio
================================================================================


 Principal
  Amount
   (000)   Security (a)              Yield             Value
-------------------------------------------------------------------
           California Pollution
           Control Finance
           Authority
           (Placer County Eastern
           Sanitary)
           Series 03A AMT
  $ 2,800  6/01/19 (b).........     2.07%          $ 2,800,000
           California Pollution
           Control Finance
           Authority
           (Sanco Services L.P.
           Project)
           Series 02A AMT
    3,470  11/01/32 (b)........     2.22             3,470,000
           California Pollution
           Control Finance
           Authority
           (Santa Clara Valley
           Industries)
           Series 98A AMT
    1,195  3/01/18 (b).........     2.12             1,195,000
           California Pollution
           Control Finance
           Authority
           (T & W Farms Project)
           Series 02 AMT
    2,940  11/01/27 (b)........     2.06             2,940,000
           California Pollution
           Control Finance
           Authority
           (West Valley
           Manufacturing Project)
           Series 97A AMT
    1,620  6/01/12 (b).........     2.22             1,620,000
           California Pollution
           Control Finance
           Authority
           (West Valley Project)
           Series 00A AMT
    6,700  6/01/30 (b).........     2.22             6,700,000
           California Pollution
           Control Finance
           Authority SWDR
           (Ag Resources III LLC
           Project)
           Series 04 AMT
    2,780  5/01/34 (b).........     2.07             2,780,000
           California Pollution
           Control Finance
           Authority SWDR
           (Agrifab, Inc. Project)
           Series 03 AMT
    2,900  8/01/28 (b).........     2.07             2,900,000
           California Pollution
           Control Finance
           Authority SWDR
           (Brawley Beef LLC
           Project)
           Series 01 AMT
    6,815  10/01/16 (b)........     2.06             6,815,000
           California Pollution
           Control Finance
           Authority SWDR
           (Burrtec Waste Group
           Project)
           Series 04A AMT
    1,985  7/01/16 (b).........     2.22             1,985,000
           California Pollution
           Control Finance
           Authority SWDR
           (George Borba & Son
           Dairy)
           Series 03 AMT
    3,800  12/01/28 (b)........     2.06             3,800,000
           California Pollution
           Control Finance
           Authority SWDR
           (JDS Ranch Project)
           Series 03 AMT
    2,350  11/01/28 (b)........     2.06             2,350,000
           California Pollution
           Control Finance
           Authority SWDR
           (Milk Time Dairy
           Farms Project)
           Series 02 AMT
    1,400  11/01/27 (b)........     2.06             1,400,000
           California Pollution
           Control Finance
           Authority SWDR
           (Mill Valley Refuse
           Service Project)
           Series 03A AMT
    3,060  7/01/28 (b).........     2.07             3,060,000

                                             AllianceBernstein Municipal Trust -
                                                            California Portfolio
================================================================================


 Principal
  Amount
   (000)   Security (a)             Yield             Value
---------------------------------------------------------------------
           California Pollution
           Control Finance
           Authority SWDR
           (Mission Trail Waste
           Systems)
           Series 02A AMT
$   3,645  12/01/13 (b)........     2.12%          $ 3,645,000
           California Pollution
           Control Finance
           Authority SWDR
           (Norcal Waste Systems,
           Inc. Project)
           Series 03A AMT
    4,000  7/01/26 (b).........     2.07             4,000,000
           California Pollution
           Control Finance
           Authority SWDR
           (Valley Vista Services
           Project)
           Series 03A AMT
    2,155  12/01/23 (b)........     2.07             2,155,000
           California Pollution
           Control Finance
           Authority SWDR
           (Vanderham J & D
           Wilson)
           Series 04
    2,500  6/01/29 (b).........     2.06             2,500,000
           California Pollution
           Control Financing
           Authority SWDR
           (B & B Dairy LLC
           Project)
           Series 03 AMT
    8,000  10/01/28 (b)........     2.06             8,000,000
           California Pollution
           Control Financing
           Authority SWDR
           (John B & Ann M
           Verwey Project)
           Series 03 AMT
    3,400  5/01/28 (b).........     2.06             3,400,000
           California Statewide
           Community
           Development Authority
           (Artefex Project)
           Series 97E AMT
    1,550  7/01/17 (b).........     2.45             1,550,000
           California Statewide
           Community

           Development Authority
           (Biocol Investments)
           Series 97B AMT
      975  5/01/22 (b).........     2.20               975,000
           California Statewide
           Community
           Development Authority
           (Cienega Gardens Apts.)
           Series 02V AMT
    6,000  10/01/33 (b)........     2.08             6,000,000
           California Statewide
           Community
           Development Authority
           (Lake Merritt Apts.)
           Series 02R AMT
    3,700  10/01/33 (b)........     2.10             3,700,000
           California Statewide
           Community
           Development Authority
           (Pacific Bearings Co.
           Project) Series 96L AMT
    1,030  10/01/06 (b)........     2.20             1,030,000
           California Statewide
           Community
           Development Authority
           (Seminole Gardens
           Apts.)
           Series 02W AMT
    3,385  10/01/33 (b)........     2.08             3,385,000
           California Statewide
           Community
           Development Authority
           (Trinity Children &
           Family)
           Series 02
    4,600  11/01/27 (b)........     1.97             4,600,000
           California Statewide
           Community
           Development
           Authority MFHR
           (Tyrella Gardens Apts.)
           Series 03B AMT
    3,825  6/01/36 (b).........     2.05             3,825,000

                                             AllianceBernstein Municipal Trust -
                                                            California Portfolio
================================================================================


 Principal
  Amount
   (000)   Security (a)             Yield              Value
----------------------------------------------------------------------
           California Statewide
           Economic
           Development Authority
           (Pioneer Converting,
           Inc.)
           Series 96 AMT
$   1,200  4/01/16 (b).........     2.00%          $ 1,200,000
           Contra Costa COP
           (Concord Healthcare
           Center)
           Series 86 AMT
    2,260  12/01/12 (b)........     2.07             2,260,000
           Fresno
           (Trinity Health Credit)
           Series 00C
    6,000  12/01/30 (b)........     1.96             6,000,000
           Los Angeles
           Community
           Redevelopment Agency
           (Broadway Spring
           Center)
           Series 87 AMT
    7,900  7/01/12 (b).........     2.00             7,900,000
           Los Angeles
           Community
           Redevelopment
           Agency MFHR
           (Views at 270)
           Series 03A AMT
    2,507  9/01/19 (b).........     2.04             2,506,869
           Los Angeles Housing
           Authority
           (Park Sierra Apts.
           Project)
           Series 86A AMT
    3,100  9/01/30 (b).........     1.95             3,100,000
           Metropolitan Water
           District Southern
           California
           Series 01-B2
    6,600  7/01/20 (b).........     1.95             6,600,000
           Northern California
           Transmission Agency
           Series 02A FSA
    4,150  5/01/24 (b).........     1.95             4,150,000
           Riverside County IDR
           (Cryogenic Project
           Issue)
           Series 89B AMT
    5,000  7/05/14 (b).........     2.01             5,000,000
           Roseville County High
           School District COP
           (Northwest Roseville
           Land Project)
           Series 91
      860  8/01/06 (b).........     2.56               860,000
           Sacramento MFHR
           (Freemont Mews Apts)
           Series 04D AMT
    4,750  11/01/38 (b)........     2.01             4,750,000
           San Francisco MFHR
           (Carter Terrace Apts.)
           Series 02B AMT
   10,000  3/01/36 (b).........     2.10             10,000,000
           San Francisco MFHR
           (Orlando Cepeda Place
           Apts.)
           Series 00D AMT
   10,235  11/01/33 (b)........     2.10             10,235,000
           San Jose MFHR
           (Trestles Apts)
           Series 04A AMT
    3,650  3/01/37 (b).........     2.04             3,650,000
                                                   -----------
                                                   251,171,869
                                                   -----------
           Total Municipal Bonds
           (amortized cost
           $251,171,869).......                    251,171,869
                                                   -----------
           COMMERCIAL
           PAPER-19.4%
           CALIFORNIA-16.8%
           California State
           University Institute
           (CP Notes)
           Series 01A
    9,600  1/13/05.............     1.80             9,600,000
           California State
           University Institute
           (CP Notes)
           Series 01A
    1,735  1/14/05.............     1.80             1,735,000
           Los Angeles County
           (Capital Asset Leasing
           Corp.)
           Series 97
    3,760  2/10/05.............     1.65             3,760,000
           Los Angeles
           Improvement
           Corporation
           Series 04A-1
    2,000  2/07/05.............     1.80             2,000,000

                                             AllianceBernstein Municipal Trust -
                                                            California Portfolio
================================================================================


 Principal
  Amount
   (000)   Security (a)             Yield              Value
--------------------------------------------------------------
           Orange County Water
           District
           Series 97
$   1,800  2/01/05.............     1.83%          $ 1,800,000
           San Francisco County
           Transportation
           Series 04B
    2,500  1/27/05.............     1.80             2,500,000
           San Francisco Public
           Utility Commission
           Series 04 (Water Series)
    7,200  2/09/05.............     1.30             7,200,000
           San Francisco Public
           Utility Commission
           Series 04 (Water Series)
    2,100  1/26/05.............     1.70             2,100,000
           San Gabriel Valley
           (Alameda Corridor
           Project)
           Series 01
   10,500  2/10/05.............     1.65             10,500,000
           Ventura County
           Public Finance
           Authority
           (Lease Revenue CP
           Notes)
           Series 98
    9,500  2/08/05.............     1.26             9,500,000
           Ventura County
           Public Finance
           Authority
           (Lease Revenue CP
           Notes)
           Series 98
    1,500  2/07/05.............     1.83             1,500,000
                                                  ------------
                                                    52,195,000
                                                  ------------
           PUERTO RICO-2.6%
           Government
           Development Bank
    8,000  1/20/05.............     1.85             8,000,000
                                                  ------------
           Total Commercial Paper
           (amortized cost
           $60,195,000)........                     60,195,000
                                                  ------------
           TOTAL
           INVESTMENTS-100.2%
           (amortized cost
           $311,366,869).......                    311,366,869
           Other assets less
           liabilities-(0.2%)..                       (620,352)
                                                  ------------
           NET ASSETS-100%.....                   $310,746,517
                                                  ============


--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

    Glossary of Terms:

    AMT  - Alternative Minimum Tax
    COP  - Certificate of Participation
    FSA  - Financial Security Assurance
    IDR  - Industrial Development Revenue
    MFHR - Multi-Family Housing Revenue
    SWDR - Solid Waste Disposal Revenue

   See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES
December 31, 2004 (unaudited)

                                             AllianceBernstein Municipal Trust -
                                                            California Portfolio
================================================================================



ASSETS
   Investments in securities, at value (cost $311,366,869)......................$  311,366,869
   Receivable for investment securities sold....................................       255,000
   Interest receivable..........................................................       667,982
                                                                                --------------
   Total assets.................................................................   312,289,851
                                                                                --------------
LIABILITIES
   Due to custodian.............................................................     1,198,365
   Advisory fee payable.........................................................       140,175
   Distribution fee payable.....................................................        68,974
   Administrative fee payable...................................................        51,380
   Transfer Agent fee payable...................................................        10,505
   Accrued expenses.............................................................        73,935
                                                                                --------------
   Total liabilities............................................................     1,543,334
                                                                                --------------
NET ASSETS......................................................................$  310,746,517
                                                                                --------------
COMPOSITION OF NET ASSETS
   Capital stock, at par........................................................$    3,108,021
   Additional paid-in capital...................................................   307,675,148
   Accumulated net realized loss on investment transactions.....................       (36,652)
                                                                                --------------
                                                                                $  310,746,517
                                                                                ==============
NET ASSET VALUE PER SHARE
   (based on 310,802,142 shares outstanding)....................................        $ 1.00
                                                                                        ======




--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2004 (unaudited)

                                             AllianceBernstein Municipal Trust -
                                                            California Portfolio
================================================================================


INVESTMENT INCOME
   Interest.............................................................                        $    2,235,996
EXPENSES
   Advisory fee (Note B)................................................     $      758,754
   Distribution fee (Note C)............................................            379,377
   Administrative services (Note C).....................................            267,796
   Custodian fees.......................................................             48,156
   Transfer agency (Note B).............................................             40,954
   Registration fees....................................................             17,055
   Printing.............................................................             13,501
   Audit fees...........................................................             10,787
   Legal fees...........................................................              8,156
   Trustees' fees.......................................................              1,379
   Miscellaneous........................................................              5,030
                                                                             --------------
   Total expenses.......................................................          1,550,943
   Less: expenses waived and reimbursed (Note B)........................            (33,436)
   Less: expense offset arrangement (Note B)............................                 (2)
                                                                             --------------
   Net expenses.........................................................                             1,517,507
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $      718,489
                                                                                                ==============


--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS

                                             AllianceBernstein Municipal Trust -
                                                            California Portfolio
================================================================================

                                                                            Six Months Ended
                                                                            December 31, 2004     Year Ended
                                                                                (unaudited)     June 30, 2004
                                                                            ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income................................................     $      718,489     $      306,907
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income................................................           (718,489)          (306,907)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E).....................................         12,661,211        (27,677,575)
                                                                             --------------     --------------
   Total increase (decrease)............................................         12,661,211        (27,677,575)
NET ASSETS
   Beginning of period..................................................        298,085,306        325,762,881
                                                                             --------------     --------------
   End of period........................................................     $  310,746,517     $  298,085,306
                                                                             ==============     ==============


--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (unaudited)

                                             AllianceBernstein Municipal Trust -
                                                            California Portfolio
================================================================================

NOTE A: Significant Accounting Policies
AllianceBernstein Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio (the "Portfolio"), AllianceBernstein Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, AllianceBernstein

Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2004, the reimbursement amounted to $33,436.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $16,111 for the six months ended December 31, 2004.

For the year ended December 31, 2004, the Portfolio's expenses were reduced by $2 under an expense offset arrangement with AGIS.

NOTES TO FINANCIAL STATEMENTS
(continued)
                                             AllianceBernstein Municipal Trust -
                                                            California Portfolio
================================================================================


On October 28, 2004, the Adviser announced that it has agreed to sell its cash management business. The Portfolio will be managed to accommodate related redemptions. Accordingly, the Adviser expects to make shorter term investments which may, depending on the yield curve, impact returns. The transaction is expected to be completed by the third quarter of 2005.

NOTE C: Distribution Services Agreement and Administrative Services Payments Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2004, the distribution fee amounted to $379,377.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2004, such payments by the Portfolio amounted to $267,796, of which $32,334 was paid to the Adviser.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders At December 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2004, the Portfolio had a capital loss carryforward of $36,652, which expires in 2009. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. Dividends paid from net investment income for the year ended June 30, 2004 is exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.01 par value) are authorized. At December 31, 2004, capital paid-in aggregated $310,783,169. Transactions, all at $1.00 per share, were as follows:

                                                                            Six Months Ended      Year Ended
                                                                            December 31, 2004      June 30,
                                                                               (unaudited)            2004
                                                                            ----------------   ----------------
Shares sold.............................................................        352,335,707        526,643,803
Shares issued on reinvestment of dividends..............................            718,489            306,907
Shares redeemed.........................................................       (340,392,985)      (554,628,285)
                                                                             --------------     --------------
Net increase (decrease).................................................         12,661,211        (27,677,575)
                                                                             ==============     ==============


FINANCIAL HIGHLIGHTS

                                             AllianceBernstein Municipal Trust -
                                                            California Portfolio
================================================================================


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                          Six Months
                                            Ended
                                         December 31,
                                            2004                                 Year Ended June 30,
                                         (unaudited)            2004        2003         2002        2001         2000
                                         -----------        ----------- -----------  ----------- -----------  -----------
Net asset value, beginning of period        $ 1.00            $ 1.00       $ 1.00         $ 1.00     $ 1.00       $ 1.00
                                            ------            ------       ------         ------     ------       ------
Income From Investment Operations
---------------------------------
Net investment income.............           .002(a)           .001(a)      .004(a)        .009        .024         .024
                                            ------            ------       ------         ------     ------       ------
Less: Dividends
---------------
Dividends from net investment income        (.002)            (.001)       (.004)         (.009)      (.024)       (.024)
                                            ------            ------       ------         ------     ------       ------
Net asset value, end of period....          $ 1.00            $ 1.00       $ 1.00         $ 1.00     $ 1.00       $ 1.00
                                            ======            ======       ======         ======     ======       ======
Total Return
------------
Total investment return based on net
   asset value (b)................           0.24%             0.10%        0.42%          0.89%       2.48%        2.39%
Ratios/Supplemental Data
-------------------------
Net assets, end of period
   (000's omitted)................       $310,747          $298,085     $325,763       $402,269    $618,398     $931,993
Ratio to average net assets of:
   Expenses, net of waivers and
      reimbursements...............           1.00%(c)          0.97%        1.00%          0.98%       0.98%       0.97%
   Expenses, before waivers and
      reimbursements...............           1.02%(c)          1.04%        1.05%          0.98%       0.98%       0.97%
   Net investment income..........           0.47%(a)(c)       0.10%(a)     0.42%(a)       0.92%       2.49%        2.38%




--------------------------------------------------------------------------------
(a) Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c) Annualized.

                                             AllianceBernstein Municipal Trust -
                                                            California Portfolio
================================================================================
AllianceBernstein Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1 (800) 221-5672



TRUSTEES
William H. Foulk, Jr.(1), Chairman
Charles H.P. Duell(1)
David K. Storrs(1)
Shelby White(1)


OFFICERS
Marc O. Mayer, Chief Executive Officer
Philip L. Kirstein, Senior Vice President and
   Independent Compliance Officer
Patricia Ittner, Senior Vice President
Doris T. Muller, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
William J. Fagan, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Mark R. Manley,  Secretary
Mark D. Gersten, Treasurer and
   Chief Financial Officer
Thomas R. Manley, Controller



CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-free 1 (800) 221-5672

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004





--------------------------------------------------------------------------------
(1) Member of the Audit Committee and Governance and Nominating Committee.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

                     (This page left intentionally blank.)

AllianceBernstein Municipal Trust - California Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672

Yields. For current recorded yield information on AllianceBernstein Municipal Trust, call toll-free (800) 221-9513

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management


Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.



ABMTCASR1204

AllianceBernstein
Municipal
Trust
-Connecticut Portfolio

[LOGO]AllianceBernstein (SM)
Investment Research and Management


Semi-Annual Report
December 31, 2004
(unaudited)


ALLIANCEBERNSTEIN MUNICIPAL TRUST -
CONNECTICUT PORTFOLIO

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                          Beginning           Ending
                                        Account Value      Account Value    Expenses Paid      Annualized
                                         July 1, 2004   December 31, 2004   During Period*   Expense Ratio*
Actual                                       $1,000      $1,002.02             $5.05             1.00%
Hypothetical (5% return before expenses)     $1,000      $1,020.16             $5.09             1.00%

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).


1


PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

ALLIANCEBERNSTEIN MUNICIPAL TRUST -
CONNECTICUT PORTFOLIO


Principal
 Amount
 (000)     Security(a)                         Yield           Value

           MUNICIPAL
           BONDS-90.3%
           CONNECTICUT-80.8%
           Connecticut Development
           Authority
           (Central Vermont
           Public Service)
           Series 85
$  1,000   12/01/15 (b)                        1.90%      $  1,000,000
           Connecticut Development
           Authority
           (Independent Living)
           Series 90
   6,815   7/01/15 (b)                         1.98          6,815,000
           Connecticut Development
           Authority
           (Northeast Foods, Inc.)
           Series 98 AMT
   3,700   6/01/13 (b)                         2.10          3,700,000
           Connecticut Development
           Authority
           (Pierce Memorial
           Baptist Home)
           Series 99
   3,845   10/01/28 (b)                        1.91          3,845,000
           Connecticut Development
           Authority SWR
           (Rand Whitney Project)
           Series 93 AMT
   7,000   8/01/23 (b)                         2.01          7,000,000
           Connecticut GO
           Series 01A
   1,085   2/15/21 (b)                         2.03          1,085,000
           Connecticut GO
           Series 97B
   3,200   5/15/14 (b)                         1.96          3,200,000
           Connecticut HEFA
           (Ascension Health
           Credit Group)
           Series 99B
   3,910   11/15/29 (b)                        1.95          3,910,000
           Connecticut HEFA
           (Covenant Retirement)
           Series 99A
   2,275   12/01/29 (b)                        1.92          2,275,000
           Connecticut HEFA
           (Hartford Hospital)
           Series 00B
   4,000   7/01/30 (b)                         1.97          4,000,000
           Connecticut HEFA
           (Hospital of St.
           Raphael)
           Series 04M
   4,000   7/01/24 (b)                         1.95          4,000,000
           Connecticut HEFA
           (King & Low/Heywood
           School)
           Series 03A
   3,000   7/01/33 (b)                         2.03          3,000,000
           Connecticut HEFA
           (Middlesex Hospital)
           Series 01J
   1,085   7/01/26 (b)                         1.97          1,085,000
           Connecticut HEFA
           (Williams School)
           Series 01
   4,580   7/01/31 (b)                         2.02          4,580,000
           Connecticut HFA
           (Mortgage Finance
           Program)
           Series 02B AMBAC
           AMT
   7,800   5/15/33 (b)                         2.00          7,800,000
           Connecticut IDA
           (Lapham-Hickey
           Steel Corp.)
           Series 00
   1,700   9/01/25 (b)                         2.06          1,700,000
           Connecticut RSD #5
           BAN
           Series 04
   6,000   2/10/05                             1.25          6,008,092
           Hartford Redevelopment
           Agency MFHR
           (Underwood Towers
           Project)
           Series 90 FSA
   7,000   6/01/20 (b)                         1.97          7,000,000


2


ALLIANCEBERNSTEIN MUNICIPAL TRUST -
CONNECTICUT PORTFOLIO

Principal
 Amount
 (000)     Security(a)                      Yield             Value

           New Canaan Housing
           Authority
           (Village at Waveny
           Care Center)
           Series 02
$  1,020   1/01/22 (b)                         1.96%        $1,020,000
           North Canaan
           Housing Authority
           (Geer Woods Project)
           Series 01
   1,955   8/01/31 (b)                         1.97          1,955,000
           Trumbull BAN
           Series 04
   5,000   9/13/05                             1.54          5,050,194
                                                            80,028,286
           KENTUCKY-2.0%
           Louisville & Jefferson
           County Regional
           Airport Authority
           (UPS Worldwide
           Forwarding)
           Series 99A AMT
   2,000   1/01/29 (b)                         2.22          2,000,000
           MINNESOTA-1.2%
           Dakota County
           Community
           Development Agency
           MFHR
           (Regatta Commons
           Project)
           Series 03A AMT
     700   1/01/38 (b)                         2.32            700,000
           Minnesota HEFA
           (St. Olaf College Five)
           Series 02-5-M2
     500   10/01/20 (b)                        2.22            500,000
                                                             1,200,000
           SOUTH
           CAROLINA-6.3%
           Berkeley County IDR
           (Amoco Chemical Co.
           Project)
           Series 98 AMT
  3,700    4/01/28 (b)                         2.23          3,700,000
           Florence County Solid
           Waste Disposal &
           Wastewater Treatment
           (Roche Carolina, Inc.
           Project)
           Series 98 AMT
   2,500   4/01/28 (b)                         2.26          2,500,000
                                                             6,200,000
           Total Municipal Bonds
           (amortized cost
           $89,428,286)                                     89,428,286
           COMMERCIAL
           PAPER-8.2%
           CONNECTICUT-6.7%
           Connecticut HEFA
           (Yale University)
           Series S-2
   3,000   2/09/05                             1.65          3,000,000
           Connecticut HEFA
           (Yale University)
           Series S-2
   2,000   2/09/05                             1.80          2,000,000
           New Haven GO
           Series 02A
   1,690   2/02/05                             1.65          1,690,000
                                                             6,690,000
           PUERTO RICO-1.5%
           Government Development
           Bank
   1,500   1/20/05                             1.85          1,500,000
           Total Commercial Paper
           (amortized cost
           $8,190,000)                                       8,190,000


3


PORTFOLIO OF INVESTMENTS
(CONTINUED)

ALLIANCEBERNSTEIN MUNICIPAL TRUST -
CONNECTICUT PORTFOLIO




                                             Value

           TOTAL
           INVESTMENTS-98.5%
           (amortized cost
           $97,618,286)                  $ 97,618,286
           Other assets less
           liabilities-1.5%                 1,452,143
           NET ASSETS-100%               $ 99,070,429

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:

     AMBAC  -  American Municipal Bond Assurance Corporation
     AMT    -  Alternative Minimum Tax
     BAN    -  Bond Anticipation Note
     GO     -  General Obligation
     HEFA   -  Health & Educational Facility Authority
     HFA    -  Housing Finance Agency/Authority
     IDA    -  Industrial Development Authority
     IDR    -  Industrial Development Revenue
     MFHR   -  Multi-Family Housing Revenue
     RSD    -  Regional School District
     SWR    -  Solid Waste Revenue

     See notes to financial statements.


4


STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2004 (UNAUDITED)

ALLIANCEBERNSTEIN MUNICIPAL TRUST -
CONNECTICUT PORTFOLIO

ASSETS
     Investments in securities, at value (cost $97,618,286)        $ 97,618,286
     Cash                                                             1,327,545
     Interest receivable                                                230,814
     Receivable for investment securities sold                           20,123
     Total assets                                                    99,196,768
LIABILITIES
     Advisory fee payable                                                26,207
     Administrative fee payable                                          24,485
     Distribution fee payable                                            21,032
     Transfer Agent fee payable                                           2,597
     Accrued expenses                                                    52,018
     Total liabilities                                                  126,339
NET ASSETS                                                          $99,070,429
COMPOSITION OF NET ASSETS
     Capital stock, at par                                             $991,000
     Additional paid-in capital                                      98,079,439
     Accumulated net realized loss on investment transactions               (10)
                                                                    $99,070,429
NET ASSET VALUE PER SHARE
     (based on 99,100,031 shares outstanding)                             $1.00


See notes to financial statements.


5


STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)

ALLIANCEBERNSTEIN MUNICIPAL TRUST -
CONNECTICUT PORTFOLIO

INVESTMENT INCOME
     Interest                                                                 $803,986
EXPENSES
     Advisory fee (Note B)                                    $289,896
     Distribution fee (Note C)                                 144,948
     Administrative services (Note C)                          118,325
     Custodian fees                                             43,242
     Transfer agency (Note B)                                   17,997
     Printing                                                   12,503
     Audit fees                                                  8,982
     Registration fees                                            7,880
     Legal fees                                                   4,851
     Trustees' fees                                               1,196
     Miscellaneous                                                1,352

     Total expenses                                             651,172
     Less: expenses waived and reimbursed (Notes B & C)         (71,870)
     Net expenses                                                              579,302
NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $224,684

See notes to financial statements.


6


STATEMENT OF CHANGES
IN NET ASSETS

ALLIANCEBERNSTEIN MUNICIPAL TRUST -
CONNECTICUT PORTFOLIO

                                                         Six Months Ended
                                                        December 31, 2004    Year Ended
                                                              (unaudited) June 30, 2004
INCREASE IN NET ASSETS FROM OPERATIONS
     Net investment income                                      $224,684        $74,292
     Net increase in net assets from operations                  224,684         74,292
DIVIDENDS TO SHAREHOLDERS FROM
     Net investment income                                      (224,684)       (74,292)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
     Net decrease (Note E)                                   (16,654,049)    (1,187,146)
     Total decrease                                          (16,654,049)    (1,187,146)
NET ASSETS
     Beginning of period                                     115,724,478    116,911,624
     End of period                                           $99,070,429   $115,724,478

See notes to financial statements.


7


NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 (UNAUDITED)

ALLIANCEBERNSTEIN MUNICIPAL TRUST -
CONNECTICUT PORTFOLIO

NOTE A: Significant Accounting Policies
AllianceBernstein Municipal Trust (the "Fund"), is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio (the "Portfolio"), AllianceBernstein Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio, and AllianceBernstein Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2004, the reimbursement amounted to $71,380. The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 2004.

On October 28, 2004, the Adviser announced that it has agreed to sell its cash management business. The Portfolio will be managed to accommodate related redemptions. Accordingly, the Adviser expects to make shorter term investments which may, depending on the yield curve, impact returns. The transaction is expected to be completed by the third quarter of 2005.


8


ALLIANCEBERNSTEIN MUNICIPAL TRUST -
CONNECTICUT PORTFOLIO

NOTE C: Distribution Services Agreement and Administrative Services Payments Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2004, the distribution fee amounted to $144,948. For the six months ended December 31, 2004, the Distributor has agreed to waive a portion of the distribution fees in the amount of $490 for the fund.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2004, such payments by the Portfolio amounted to $118,325, of which $32,334 was paid to the Adviser.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders At December 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2004, the Portfolio had a capital loss carryforward of $10 which expires in 2011. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. Dividends paid from net investment income for the year ended June 30, 2004 is exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.01 par value) are authorized. At December 31, 2004, capital paid-in aggregated $99,070,439. Transactions, all at $1.00 per share, were as follows:
                                              Six Months Ended   Year Ended
                                             December 31, 2004     June 30,
                                               (unaudited)           2004

Shares sold                                     104,187,581     292,039,855
Shares issued on reinvestment of dividends          224,684          74,292
Shares redeemed                                (121,066,314)   (293,301,293)
Net decrease                                    (16,654,049)     (1,187,146)


9


FINANCIAL HIGHLIGHTS

ALLIANCEBERNSTEIN MUNICIPAL TRUST -
CONNECTICUT PORTFOLIO

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                         Six Months
                                           Ended
                                         December 31,
                                            2004              Year Ended June 30,
                                         (unaudited)   2004     2003       2002      2001     2000
Net asset value, beginning of period        $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
Income From Investment Operations
Net investment income (a)                    .002      .001      .003      .006      .026      .026
Less: Dividends
Dividends from net investment income        (.002)    (.001)     (.003)   (.006)    (.026)    (.026)
Net asset value, end of period              $1.00     $1.00     $1.00     $    1.00 $1.00     $1.00
Total Return
Total investment return based on
  net asset value (b)                        0.20%     0.06%     0.31%     0.64 %    2.68%     2.66%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                         $99,070  $115,724  $116,912  $132,186     $182,297$161,000
Ratio to average net assets of:
  Expenses, net of waivers and
     reimbursements                          1.00%(c)  0.94%     1.00%     1.00 %    1.00%     1.00%
  Expenses, before waivers and
     reimbursements                          1.12%(c)  1.15%     1.13%     1.08 %    1.04%     1.07%
     Net investment income (a)               0.39%(c)  0.06%     0.30     %0.68%     2.62%     2.63%



(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.


10


ALLIANCEBERNSTEIN MUNICIPAL TRUST -
CONNECTICUT PORTFOLIO

AllianceBernstein Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1 (800) 221-5672



TRUSTEES
William H. Foulk, Jr.(1), CHAIRMAN             David K. Storrs(1)
Charles H.P. Duell(1)                          Shelby White(1)

OFFICERS
Marc O. Mayer, CHIEF EXECUTIVE OFFICER         Eileen M. Murphy, VICE PRESIDENT
Philip L.Kirstein, SENIOR VICE PRESIDENT AND   Maria C. Sazon, VICE PRESIDENT
     INDEPENDENT COMPLIANCE OFFICER            Mark R. Manley,  SECRETARY
Patricia Ittner, SENIOR VICE PRESIDENT         Mark D. Gersten, TREASURER AND
Doris T. Muller, SENIOR VICE PRESIDENT              CHIEF FINANCIAL OFFICER
William E. Oliver, SENIOR VICE PRESIDENT       Thomas R. Manley, CONTROLLER
Raymond J. Papera, SENIOR VICE PRESIDENT
William J. Fagan, VICE PRESIDENT

CUSTODIAN
State Street Bank and Trust Company            INDEPENDENT REGISTERED
225 Franklin Street                            PUBLIC ACCOUNTING FIRM
Boston, MA 02110                               PricewaterhouseCoopers LLP
                                               300 Madison Avenue
DISTRIBUTOR                                    New York, NY 10017
AllianceBernstein Investment
Research and Management, Inc.                  LEGAL COUNSEL
1345 Avenue of the Americas                    Seward & Kissel LLP
New York, NY 10105                             One Battery Park Plaza
                                               New York, NY 10004
TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-free 1 (800) 221-5672

 (1)  Member of the Audit Committee and Governance and Nominating Committee.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.


11


ALLIANCEBERNSTEIN MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672

Yields. For current recorded yield information on AllianceBernstein Municipal Trust, call toll-free (800) 221-9513

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


[LOGO]AllianceBernstein (SM)
Investment Research and Management


DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.


(SM)  THIS SERVICE MARK USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ABMTCTSR1204

AllianceBernstein
Municipal
Trust -
Florida Portfolio


[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management


Semi-Annual Report
December 31, 2004
(unaudited)

FUND EXPENSES

                                             AllianceBernstein Municipal Trust -
                                                               Florida Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                          Beginning           Ending
                                        Account Value      Account Value      Expenses Paid       Annualized
                                        July 1, 2004     December 31, 2004   During Period*     Expense Ratio*
--------------------------------------------------------------------------------------------------------------

Actual.................................     $1,000          $   1,002.27        $    5.05             1.00%
Hypothetical
   (5% return before expenses).........     $1,000          $   1,020.16        $    5.09             1.00%


* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period)

PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)

                                             AllianceBernstein Municipal Trust -
                                                               Florida Portfolio
================================================================================


 Principal
  Amount
   (000)   Security(a)              Yield             Value
-------------------------------------------------------------------

           MUNICIPAL
           BONDS-90.4%
           CALIFORNIA-2.4%
           California Department
           of Water Resources
           (Power Supply Bonds)
           Series 02B-1
$   4,500  5/01/22 (b).........     2.20%          $ 4,500,000
           California PCR
           Finance Authority
           (Athens Disposal Co.,
           Inc.)
           Series 95A AMT
    2,200  1/01/16 (b).........     2.07             2,200,000
                                                   -----------
                                                     6,700,000
                                                   -----------
           FLORIDA-81.4%
           Brevard County HFA
           (Wickham Club Apts.)
           Series 04A AMT
    3,800  8/15/37 (b).........     2.05             3,800,000
           Broward County HFA
           MFHR
           (Sawgrass Pines Apts.)
           Series 93A AMT
    4,500  11/01/23 (b)........     2.05             4,500,000
           Coconut Creek IDR
           (Elite Aluminum Corp.
           Project)
           Series 02 AMT
    1,875  11/01/22 (b)........     2.05             1,875,000
           Collier County Health
           Facilities Authority
           (Cleveland Clinic

           Health)
           Series 03C-1
    7,000  1/01/35 (b).........     2.19             7,000,000
           Davie County
           (United Jewish
           Community Project)
           Series 03
    6,475  1/01/25 (b).........     2.00             6,475,000
           Florida HFA
           Series 85
    5,000  12/01/05............     2.00             5,000,000
           Florida HFA MFHR
           (Charleston Landings
           Apartments)
           Series 01I-A
    2,000  7/01/31 (b).........     2.00             2,000,000
           Florida HFA MFHR
           (EEE-Carlton Arms II)
           Series 85
    4,500  12/01/08 (b)........     2.05             4,500,000
           Florida Housing
           Finance Corp. MFHR
           (Collins Cove Sr. Apts.)
           Series 03 AMT
    3,000  2/01/36 (b).........     1.91             3,000,000
           Florida Housing
           Finance Corp. MFHR
           (Pinnacle Pointe Apts.)
           Series 03 AMT
    3,900  8/01/35 (b).........     1.91             3,900,000
           Florida Housing
           Finance Corp. MFHR
           (Wellesley Apts.)
           Series 03O AMT
    7,900  8/01/35 (b).........     1.91             7,900,000
           Florida Housing
           Finance Corp. MFHR
           (Wexford Apts.)
           Series 03P AMT
    7,900  8/01/35 (b).........     1.91             7,900,000
           Gulf Breeze
           (Florida Municipal
           Bond Fund)
           Series 96A
    1,910  3/31/21 (b).........     2.00             1,910,000
           Highlands County
           Health Facilities
           Authority
           (Adventist Health
           Systems)
           Series 03A
    6,200  11/15/32 (b)........     2.00             6,200,000
           Highlands County
           Health Facilities
           Authority
           (Adventist Health
           Systems)
           Series 04AR-2
   12,000  11/15/34 (b)........     2.00            12,000,000
           Hillsborough County
           HFA MFHR
           (Brandon Crossing
           Apts.)
           Series 98A AMT
    6,210  11/15/31 (b)........     2.03             6,210,000

                                             AllianceBernstein Municipal Trust -
                                                               Florida Portfolio


 Principal
  Amount
   (000)   Security(a)              Yield             Value
-------------------------------------------------------------------
           Hillsborough County
           HFA MFHR
           (Royal Palm Key Apts.
           Project)
           Series 02 AMT
$   5,930  7/15/35 (b).........     2.02%          $ 5,930,000
           Hillsborough County
           IDA
           (Tampa Metro Area
           YMCA Project)
           Series 00
    2,000  3/01/25 (b).........     2.05             2,000,000
           Hillsborough County
           IDR
           (Seaboard Tampa)
           Series 86 AMT
    5,500  12/01/16 (b)........     2.18             5,500,000
           Hillsborough County
           SWRR
           Series 04 MBIA
    2,080  9/01/05.............     1.57             2,099,557
           Jacksonville Economic
           Development
           Community
           (Bolles School Project)
           Series 99A
    1,600  7/01/14 (b).........     1.74             1,600,000
           Jacksonville IDR
           (University of Florida
           Health Science Center)
           Series 89
      800  7/01/19 (b).........     2.02               800,000
           Lakeland Energy
           Systems
           Series 01A
    4,700  10/01/35 (b)........     1.88             4,700,000
           Lee County IDA
           (Suncoast Aluminum
           Furniture)
           Series 02A AMT
    1,915  10/01/16 (b)........     2.05             1,915,000
           Manatee County HFA
           MFHR
           (Harbour Project)
           Series 90B
    2,200  12/01/07 (b)........     1.99             2,200,000
           Miami-Dade County
           IDA
           (Professional
           Modification Project)
           Series 98 AMT
    6,000  8/01/18 (b).........     1.79             6,000,000
           Miami-Dade County
           IDA IDR
           (Airis Miami LLC
           Project) AMBAC
           Series 99A AMT
   20,900  10/15/25 (b)........     1.98            20,900,000
           Miami-Dade County
           IDA IDR
           (Badia Spices, Inc.
           Project)
           Series 03 AMT
    1,900  11/01/23 (b)........     2.05             1,900,000
           Ocean Highway &
           Port Authority
           Series 90 AMT
    6,220  12/01/20 (b)........     2.03             6,220,000
           Okeechobee County
           (Chambers Waste
           System)
           Series 89 AMT
      825  3/01/06 (b).........     2.10               825,000
           Orange County HFA
           (Osprey Ridge Apts.
           Project)
           Series 00H AMT
    3,800  2/15/33 (b).........     2.03             3,800,000
           Orange County IDA
           (Christian Prison
           Project)
           Series 03A
    4,535  2/01/23 (b).........     2.04             4,535,000
           Orlando & Orange
           County Expressway
           Authority
           Series 03C-2 FSA
    5,500  7/01/25 (b).........     1.93             5,500,000
           Orlando & Orange
           County Expressway
           Authority
           Series 03C-4 FSA
   10,500  7/01/25 (b).........     1.93            10,500,000
           Orlando & Orange
           County Expressway
           Authority
           Series 03D FSA
    4,500  7/01/32 (b).........     1.93             4,500,000
           Osceola County HFA
           MFHR
           (Regatta Bay Apts.)
           Series 02A AMT
    5,220  9/15/35 (b).........     2.03             5,220,000

PORTFOLIO OF INVESTMENTS
(continued)

                                             AllianceBernstein Municipal Trust -
                                                               Florida Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)              Yield             Value
-----------------------------------------------------------------
           Palm Beach Airport
           Revenue
           (Jet Aviation Project)
           Series 99 AMT
$   2,500  11/01/14 (b)........     2.05%          $ 2,500,000
           Palm Beach County
           (Raymond F. Kravis
           Center Project)
           Series 02
    4,900  7/01/32 (b).........     1.90             4,900,000
           Palm Beach County
           (Zoological Society
           Project)
           Series 01
    5,500  5/01/31 (b).........     2.05             5,500,000
           Palm Beach County
           Educational Facilities
           (Atlantic College)
           Series 01
    1,400  12/01/31 (b)........     2.05             1,400,000
           Palm Beach County
           Health Facilities
           Authority
           (Jupiter Medical Center,
           Inc.) Series 99B
    1,500  8/01/20 (b).........     2.05             1,500,000
           Palm Beach County
           School Board COP
           Series 02B FSA
    7,200  8/01/27 (b).........     1.87             7,200,000
           Polk County IDA
           (Florida Treatt, Inc.
           Project) Series 01 AMT
    4,365  7/01/21 (b).........     2.10             4,365,000
           St. John County IDA
           (Glenmoor at St. John's
           Project) Series 99C
      660  1/01/07 (b).........     1.88               660,000
           St. Lucie County IDR
           (Freedom Plastics
           Project)
           Series 00 AMT
    4,400  11/01/20 (b)........     2.06             4,400,000
           Tampa Educational
           Facilities
           (Academy of the Holy
           Names Project)
           Series 01
    8,540  3/01/22 (b).........     2.00             8,540,000
           Washington County
           Sales Tax Revenue
           Bonds
           Series 03A
    5,900  12/01/28 (b)........     2.02             5,900,000
                                                 -------------
                                                   227,679,557
                                                 -------------
           GEORGIA-0.8%
           Fulton County
           Development
           Authority
           (Woodward Academy,
           Inc. Project)
           Series 02
    2,270  12/01/27 (b)........     2.00             2,270,000
                                                 -------------
           ILLINOIS-0.7%
           Chicago MFHR
           (Churchview
           Supplemental Living
           Facilities)
           Series 03 AMT
    1,910  3/01/33 (b).........     2.06             1,910,000
                                                 -------------
           MISSISSIPPI-0.3%
           Mississippi Business
           Finance Corp. IDR
           (Jimmy Sanders, Inc.
           Project) Series 97 AMT

      950  6/01/07 (b).........     2.13               950,000
                                                 -------------
           NEVADA-0.6%
           Clark County IDR
           (Nevada Cogoneration
           Assoc. #2)
           Series 92 AMT
    1,700  12/01/22 (b)........     2.24             1,700,000
                                                 -------------
           NEW YORK-0.5%
           New York City Water
           Finance Authority
           (Water & Sewer
           Systems Revenue)
           Series 93C FGIC
    1,500  6/15/23 (b).........     2.10             1,500,000
                                                 -------------

                                             AllianceBernstein Municipal Trust -
                                                               Florida Portfolio
================================================================================


 Principal
  Amount
   (000)   Security(a)               Yield             Value
----------------------------------------------------------------
           PUERTO RICO-2.4%
           Puerto Rico
           Commonwealth
           Highway &
           Transportation
           Authority
           Series 98A AMBAC
$   4,100  7/01/28 (b).........     1.95%          $ 4,100,000
           Puerto Rico
           Commonwealth TRAN
           Series 04
    2,500  7/29/05.............     1.65             2,519,135
                                                 -------------
                                                     6,619,135
                                                 -------------
           TEXAS-1.3%
           Gulf Coast Waste
           Disposal Authority
           (Exxon Mobil Project)
           Series 01A AMT
    3,600  6/01/30 (b).........     2.15             3,600,000
                                                 -------------
           Total Municipal Bonds
           (amortized cost
           $252,928,692).......                    252,928,692
                                                 -------------
           COMMERCIAL
           PAPER-9.5%
           FLORIDA-8.8%
           Florida Local
           Government Commission
           Series A
    4,000  1/14/05.............     1.70             4,000,000

           Florida Local
           Government Finance
           Commission
           Series B AMT
    5,000  2/10/05.............     1.80             5,000,000
           Greater Orlando
           Aviation Authority
           (Airport Facilities)
           Series B AMT
    7,500  2/01/05.............     1.88             7,500,000
           Hillsborough County
           Aviation
           (PFC Project)
           Series B AMT
    8,076  2/08/05.............     1.89             8,076,000
                                                 -------------
                                                    24,576,000
                                                 -------------
           PUERTO RICO-0.7%
           Government
           Development Bank
    2,000  1/20/05.............     1.85             2,000,000
                                                 -------------
           Total Commercial Paper
           (amortized cost
           $26,576,000)........                     26,576,000
                                                 -------------
           TOTAL
           INVESTMENTS-99.9%
           (amortized cost
           $279,504,692).......                    279,504,692
           Other assets less
           liabilities-0.1%....                        150,747
                                                 -------------
           NET ASSETS-100%.....                   $279,655,439
                                                 =============



--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

    Glossary of Terms:
    AMBAC -American Municipal Bond Assurance Corporation
    AMT   -Alternative Minimum Tax
    COP   -Certificate of Participation
    FGIC  -Financial Guaranty Insurance Company
    FSA   -Financial Security Assurance
    HFA   -Housing Finance Agency/Authority
    IDA   -Industrial Development Authority
    IDR   -Industrial Development Revenue
    MBIA  -Municipal Bond Investors Assurance
    MFHR  -Multi-Family Housing Revenue
    PCR   -Pollution Control Revenue
    SWRR  -Solid Waste and Resource Recovery
    See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES
December 31, 2004 (unaudited)

                                             AllianceBernstein Municipal Trust -
                                                               Florida Portfolio
================================================================================


ASSETS
   Investments in securities, at value (cost $279,504,692)..................................    $  279,504,692
   Receivable for investment securities sold................................................           600,000
   Interest receivable......................................................................           529,241
                                                                                                --------------
   Total assets.............................................................................       280,633,933
                                                                                                --------------
LIABILITIES
   Due to custodian.........................................................................           728,855
   Advisory fee payable.....................................................................            95,748
   Distribution fee payable.................................................................            46,425
   Transfer Agent fee payable...............................................................            39,778
   Administrative fee payable...............................................................             5,806
   Accrued expenses.........................................................................            61,882
                                                                                                --------------
   Total liabilities........................................................................           978,494
                                                                                                --------------
NET ASSETS..................................................................................    $  279,655,439
                                                                                                ==============
COMPOSITION OF NET ASSETS
   Capital stock, at par....................................................................    $    2,796,556
   Additional paid-in capital...............................................................       276,859,017
   Accumulated net realized loss on investment transactions.................................              (134)
                                                                                                --------------
                                                                                                $  279,655,439
                                                                                                ==============
NET ASSET VALUE PER SHARE
   (based on 279,655,573 shares outstanding)................................................            $ 1.00
                                                                                                        ======


--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2004 (unaudited)

                                             AllianceBernstein Municipal Trust -
                                                               Florida Portfolio
================================================================================

INVESTMENT INCOME
   Interest.............................................................                        $    1,348,675
EXPENSES
   Advisory fee (Note B)................................................     $      458,649
   Distribution fee (Note C)............................................            229,325
   Administrative services (Note C).....................................            164,358
   Custodian fees.......................................................             41,101
   Transfer agency (Note B).............................................             21,790
   Registration fees....................................................             17,164
   Audit fees...........................................................             13,694
   Printing.............................................................             13,385
   Legal fees...........................................................              3,925
   Trustees' fees.......................................................              1,100
   Miscellaneous........................................................                683
                                                                              --------------
   Total expenses.......................................................            965,174
   Less: expenses waived and reimbursed (Note B)........................            (47,876)
                                                                             --------------
   Net expenses.........................................................                               917,298
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $      431,377
                                                                                                ==============


--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                             AllianceBernstein Municipal Trust -
                                                               Florida Portfolio
================================================================================

                                                                            Six Months Ended
                                                                            December 31, 2004     Year Ended
                                                                               (unaudited)       June 30, 2004
                                                                            ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income................................................     $      431,377     $      138,636
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income................................................           (431,377)          (138,636)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E).....................................        112,395,547        (39,675,227)
                                                                             --------------     --------------
   Total increase (decrease)............................................        112,395,547        (39,675,227)
NET ASSETS
   Beginning of period..................................................        167,259,892        206,935,119
                                                                             --------------     --------------
   End of period........................................................     $  279,655,439     $  167,259,892
                                                                             ==============     ==============



--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (unaudited)

                                             AllianceBernstein Municipal Trust -
                                                               Florida Portfolio
================================================================================

NOTE A: Significant Accounting Policies
AllianceBernstein Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio (the "Portfolio"), AllianceBernstein Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio, and AllianceBernstein Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2004, the reimbursement amounted to $47,876.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS) a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 2004.

NOTES TO FINANCIAL STATEMENTS
(continued)

                                             AllianceBernstein Municipal Trust -
                                                               Florida Portfolio
================================================================================

On October 28, 2004, the Adviser announced that it has agreed to sell its cash management business. The Portfolio will be managed to accommodate related redemptions. Accordingly, the Adviser expects to make shorter term investments which may, depending on the yield curve, impact returns. The transaction is expected to be completed by the third quarter of 2005.

NOTE C: Distribution Services Agreement and Administrative Services Payments Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2004, the distribution fee amounted to $229,325.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2004, such payments by the Portfolio amounted to $164,358 of which $32,334 was paid to the Adviser.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders At December 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2004, the Portfolio had a capital loss carryforward of $134 of which $104 expires in the year 2005 and $30 expires in 2011. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. Dividends paid from net investment income for the year ended June 30, 2004 is exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.01 par value) are authorized. On December 31, 2004, capital paid-in aggregated $279,655,573. Transactions, all at $1.00 per share, were as follows:

                                                                            Six Months Ended      Year Ended
                                                                            December 31, 2004      June 30,
                                                                               (unaudited)           2004
                                                                            ----------------   ----------------
Shares sold.............................................................        333,239,517        626,291,460
Shares issued on reinvestment of dividends..............................            431,377            138,636
Shares redeemed.........................................................       (221,275,347)      (666,105,323)
                                                                             --------------     --------------
Net increase (decrease).................................................        112,395,547        (39,675,227)
                                                                             ==============     ==============


FINANCIAL HIGHLIGHTS

                                             AllianceBernstein Municipal Trust -
                                                               Florida Portfolio
================================================================================


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                           Six Months
                                              Ended
                                          December 31,
                                              2004                           Year Ended June 30,
                                          (unaudited)      2004        2003        2002         2001        2000
                                          -----------  ----------- -----------  ----------- -----------  -----------
Net asset value, beginning of period        $1.00         $1.00         $1.00         $1.00        $ 1.00          $1.00
                                           ------        ------        ------        ------        ------         ------
Income From Investment Operations
---------------------------------
Net investment income (a).........           .002          .001          .003          .008          .028           .028
                                           ------        ------        ------        ------        ------         ------
Less: Dividends
---------------
Dividends from net investment income        (.002)        (.001)        (.003)        (.008)        (.028)         (.028)
                                           ------        ------        ------        ------        ------         ------
Net asset value, end of period....         $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00         $ 1.00
                                           ======        ======        ======        ======        ======         ======
Total Return
------------
Total investment return based on net
   asset value (b)...................        0.23%         0.07%         0.32%         0.85%         2.87%          2.82%
Ratios/Supplemental Data
------------------------
Net assets, end of period
   (000's omitted)...................    $279,655      $167,260      $206,935      $207,617      $237,902       $203,730
Ratio to average net assets of:
   Expenses, net of waivers and
      reimbursements..................       1.00%(c)      0.96%         1.00%         1.00%         1.00%          1.00%
   Expenses, before waivers and
      reimbursements..................       1.05%(c)      1.08%         1.06%         1.04%         1.03%          1.08%
   Net investment income (a)..........       0.47%(c)      0.07%         0.32%         0.83%         2.76%          2.79%


--------------------------------------------------------------------------------
(a) Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c) Annualized.

                                             AllianceBernstein Municipal Trust -
                                                               Florida Portfolio
================================================================================

AllianceBernstein Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1 (800) 221-5672


TRUSTEES
William H. Foulk, Jr.(1), Chairman
Charles H.P. Duell(1)


David K. Storrs(1)
Shelby White(1)


OFFICERS
Marc O. Mayer, Chief Executive Officer
Philip L. Kirstein, Senior Vice President and
   Independent Compliance Officer
Patricia Ittner, Senior Vice President
Doris T. Muller, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President


William J. Fagan, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and
   Chief Financial Officer
Thomas R. Manley, Controller


CUSTODIAN
State Street Bank and Trust Company

225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-free 1 (800) 221-5672

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


--------------------------------------------------------------------------------
(1) Member of the Audit Committee and Governance and Nominating Committee.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

                     (This page left intentionally blank.)

                     (This page left intentionally blank.)

                     (This page left intentionally blank.)

AllianceBernstein Municipal Trust - Florida Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672

Yields. For current recorded yield information on AllianceBernstein Municipal Trust, call toll-free (800) 221-9513

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.
(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


ABMTFLSR1204

ALLIANCEBERNSTEIN MUNICIPAL TRUST -GENERAL PORTFOLIO


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management



SEMI-ANNUAL REPORT
DECEMBER 31, 2004
(UNAUDITED)

FUND EXPENSES


                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                Beginning         Ending
                              Account Value    Account Value       Expenses Paid        Annualized
                              July 1, 2004   December 31, 2004     During Period*     Expense Ratio*
----------------------------------------------------------------------------------------------------
Actual                           $ 1,000        $ 1,002.42            $ 5.05              1.00%
Hypothetical (5% return
  before expenses)               $ 1,000        $ 1,020.16            $ 5.09              1.00%
-------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).


1


PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

Principal
Amount
(000)       Security(a)                           Yield            Value
-------------------------------------------------------------------------------
            MUNICIPAL BONDS-100.1%
            ALABAMA-4.0%
            Alabama HFA MFHR
            (Parklane Apts. Project)
            Series 02B
$  2,850    3/01/27 (b)                            2.13%   $   2,850,000
            Alabama HFA MFHR
            (Sterling Pointe Apts.)
            Series 02A AMT
   4,500    2/01/23 (b)                            2.08        4,500,000
            Alabama IDA
            (Homeland Vinyl
            Products)
            Series 94 AMT
   5,005    11/01/14 (b)                           2.13        5,005,000
            Chatom IDB PCR
            (AEC Project)
            Series 01 AMT
   5,000    4/01/31 (b)                            2.13        5,000,000
            Decatur IDB
            (BP Amoco
            Chemical Project)
            Series 01 AMT
   5,000    11/01/35 (b)                           2.23        5,000,000
            Decatur IDB SWDR
            (Amoco Chemical Co.
            Project)
            Series 95 AMT
   3,500    5/01/25 (b)                            2.23        3,500,000
            Mobile IDA
            (Hosea O. Weaver
            & Sons Project)
            Series 99 AMT
   2,500    3/01/09 (b)                            2.23        2,500,000
                                                             ------------
                                                              28,355,000

            ALASKA-0.4%
            Valdez Marine Terminal
            (BP Pipelines Project)
            Series 03B
   3,000    7/01/37 (b)                            2.18        3,000,000

            ARIZONA-1.3%
            Coconino County PCR
            (Arizona Public Service
            Co. Project)
            Series 98 AMT
   3,400    11/01/33 (b)                           2.17        3,400,000
            Maricopa County
            IDA MFHR
            (Las Gardenias Apts.)
            Series 00A AMT
   4,495    4/15/33 (b)                            2.00        4,495,000
            Phoenix Civic
            Improvement Corp.
            (Airport Improvements)
            Series 95 AMT
   1,200    6/01/20 (b)                            2.02        1,200,000
                                                             ------------
                                                               9,095,000

            ARKANSAS-0.6%
            Arkansas Development
            Finance Authority
            (Teris LLC Project)
            Series 02 AMT
   4,000    3/01/21 (b)                            2.04        4,000,000

            CALIFORNIA-2.3%
            California Infrastructure
            & Economic Development
            Bank IDR
            (Bonny Doon Winery, Inc.
            Project)
            Series 00A AMT
   3,000    5/01/25 (b)                            2.08        3,000,000
            California Pollution
            Control Financing
            Authority SWDR
            (Norcal Waste Systems,
            Inc. Project)
            Series 01A AMT
   2,275    12/01/26 (b)                           2.07        2,275,000
            California Statewide
            Community Development
            Authority MFHR
            (Housing IAC Project)
            Series 01W-2 AMT
   4,000    9/15/29 (b)                            2.01        4,000,000
            Los Angeles Department
            of Water & Power
            Series 01B-2
   7,000    7/01/34 (b)                            1.98        7,000,000
                                                             ------------
                                                              16,275,000

            COLORADO-0.4%
            Colorado Agriculture
            Development Authority
            (Rocky Mountain
            Milling LLC)
            Series 00 AMT
   3,000    9/01/10 (b)                            2.25        3,000,000


2


                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

Principal
Amount
(000)       Security(a)                           Yield            Value
-------------------------------------------------------------------------------
            CONNECTICUT-1.0%
            Connecticut HEFA
            (Hartford Hospital)
            Series 00B
$  1,000    7/01/30 (b)                            1.97%   $   1,000,000
            Connecticut HEFA
            (Williams School Issue)
            Series 01A
     800    7/01/31 (b)                            2.02          800,000
            Connecticut HFA
            (Housing Mortgage
            Finance Program)
            Series 01D-3
            AMBAC AMT
   5,700    5/15/33 (b)                            1.98        5,700,000
                                                             ------------
                                                               7,500,000

            FLORIDA-2.6%
            Alachua County IDR
            (Florida Rock Industries,
            Inc. Project)
            Series 97 AMT
   2,300    11/01/22 (b)                           2.05        2,300,000
            Broward County
            HFA MFHR
            (Sawgrass Pines Apts.)
            Series 93A AMT
     500    11/01/23 (b)                           2.05          500,000
            Florida Housing
            Finance Corp.
            (Tuscany Lakes)
            Series 02-1 AMT
   1,500    11/15/35 (b)                           2.09        1,500,000
            Lakeland Energy
            Systems
            Series 01A
  10,300    10/01/35 (b)                           1.88       10,300,000
            Orlando & Orange
            County Expressway
            Authority
            Series 03C-2 FSA
   2,000    7/01/25 (b)                            1.93        2,000,000
            Tampa
            (Tampa Prep School
            Project) Series 00
   2,000    11/01/25 (b)                           1.88        2,000,000
                                                             ------------
                                                              18,600,000

            GEORGIA-5.2%
            Dekalb County
            Housing Authority MFHR
            (Signature Station Apts.)
            Series 01 AMT
  16,950    8/01/33 (b)                            2.13       16,950,000
            East Point Housing
            Authority MFHR
            (Eagles Crest Apts. Project)
            Series 03 AMT
   6,000    6/01/36 (b)                            2.13        6,000,000
            Fulton County
            Development Authority
            MFHR
            (Hidden Creste Apts.
            Project)
            Series 04 AMT
   5,300    11/15/36 (b)                           2.13        5,300,000
            Savannah Economic
            Development Authority
            (Georgia Kaolin)
            Series 97 AMT
   6,000    7/01/27 (b)                            2.05        6,000,000
            Tattnall County IDA
            (Rotary Corp. Project)
            Series 99 AMT
   3,000    9/01/11 (b)                            2.05        3,000,000
                                                             ------------
                                                              37,250,000

            ILLINOIS-11.3%
            Aurora, Kane,
            Du Page IDA
            (Yeomans Chicago
            Project)
            Series 98 AMT
   6,000    11/01/28 (b)                           2.07        6,000,000
            Bolingbrook
            HFA MFHR
            (Amberton Apts.)
            Series 97A AMT
   7,000    3/15/31 (b)                            2.08        7,000,000
            City of Chicago
            (J.M.B. Moesle
            LLC Project)
            Series 01 AMT
   1,925    1/01/31 (b)                            2.17        1,925,000
            East Moline IDR
            (Elliott Aviation Project)
            Series 99 AMT
   1,120    12/01/19 (b)                           2.05        1,120,000


3


PORTFOLIO OF INVESTMENTS
(continued)

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

Principal
Amount
(000)       Security(a)                           Yield            Value
-------------------------------------------------------------------------------
            Harvey MFHR
            (Bethlehem Village)
            Series 97 AMT
$  3,400    12/01/27 (b)                           2.39%   $   3,400,000
            Illinois Development
            Finance Authority
            (Tajon Warehousing Corp.)
            Series 90A AMT
   3,100    1/01/10 (b)                            2.06        3,100,000
            Illinois Development
            Finance Authority
            (Trim-Rite Food Corp.
            Project)
            Series 00 AMT
   5,180    12/01/25 (b)                           2.05        5,180,000
            Illinois Development
            Finance Authority
            (Valspar Corp.)
            Series 95 AMT
   6,000    8/01/15 (b)                            2.04        6,000,000
            Illinois Development
            Finance Authority IDR
            (R.A. Zweig, Inc. Project)
            Series 98 AMT
   4,970    6/01/18 (b)                            2.04        4,970,000
            Illinois Development
            Finance Authority IDR
            (Wiconsin Tool Project)
            Series 03A
   4,150    12/01/33 (b)                           2.09        4,150,000
            Illinois Development
            Finance Authority
            MFHR
            (Butterfield Creek Assoc.)
            Series 99 AMT
   6,750    4/01/39 (b)                            2.05        6,750,000
            Illinois Development
            Finance Authority
            MFHR
            (Cinnamon Lake Towers)
            Series 97 AMT
   5,095    4/15/37 (b)                            2.03        5,095,000
            Illinois Development
            Finance Authority
            MFHR
            (Lakeview Partners 1)
            Series 98 AMT
   5,225    1/01/28 (b)                            2.05        5,225,000
            Illinois Development
            Finance Authority
            MFHR
            (Sterling Towers Project)
            Series 01 AMT
   4,000    10/01/35 (b)                           2.06        4,000,000
            Lake County IDR
            (Northpoint Associates
            LLC Project)
            Series 94 AMT
   6,000    7/01/29 (b)                            2.03        6,000,000
            Libertyville IDR
            (Fabrication Technologies)
            Series 03 AMT
   4,060    12/01/28 (b)                           2.08        4,060,000
            Rock Island
            Metropolitan Airport
            Authority
            (Elliot Aviation Project)
            Series 98 AMT
   2,155    12/01/18 (b)                           2.05        2,155,000
            Tinley Park IDR
            (Mariah Partners Project)
            Series 03 AMT
   3,845    6/01/33 (b)                            2.08        3,845,000
            Upper Illinois River
            Valley Development
            Authority IDR
            (Tri-Con Materials Project)
            Series 01 AMT
   1,065    6/01/21 (b)                            2.17        1,065,000
                                                             ------------
                                                              81,040,000

            INDIANA-1.6%
            Princeton IDA
            (Orion Denki America,
            Inc. Project)
            Series 87 AMT
   3,845    5/01/17 (b)                            2.28        3,845,000
            Rockport IDR
            (Alaska Steel Corp.
            Project)
            Series 99A AMT
   5,000    6/01/29 (b)                            2.03        5,000,000
            Westfield IDR
            (PL Porter Project)
            Series 89 AMT
   3,000    12/01/09 (b)                           2.19        3,000,000
                                                             ------------
                                                              11,845,000


4


                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

Principal
Amount
(000)       Security(a)                           Yield            Value
-------------------------------------------------------------------------------
            KANSAS-2.2%
            Colwich IDR
            (Epco Carbondioxide
            Products)
            Series 99 AMT
$  1,335    8/01/14 (b)                            2.13%   $   1,335,000
            Dodge City IDR
            (Farmland National
            Beef Packing Co.)
            Series 00 AMT
   6,000    3/01/15 (b)                            2.25        6,000,000
            Liberal IDR
            (Farmland National
            Beef Packing Co.)
            Series 00 AMT
   5,850    10/01/09 (b)                           2.25        5,850,000
            Wyandotte County
            MFHR
            (Royal Ridge Apts.)
            Series 02A-1
   2,695    6/15/35 (b)                            2.05        2,695,000
                                                             ------------
                                                              15,880,000

            KENTUCKY-1.0%
            Jefferson County IDA
            (Strawberry Lane Venture)
            Series 94 AMT
   1,550    6/01/19 (b)                            2.13        1,550,000
            Montgomery County
            (Conn Fineblanking
            Corp. Project)
            Series 96 AMT
   5,500    8/01/15 (b)                            2.13        5,500,000
                                                             ------------
                                                               7,050,000

            LOUISIANA-3.0%
            Caddo-Bossier Port
            (Oakley Louisiana, Inc.
            Project)
            Series 98 AMT
   3,555    1/01/28 (b)                            2.13        3,555,000
            East Baton Rouge
            Parish Inc., IDB SWDR
            (Georgia Pacific Corp.
            Project)
            Series 04 AMT
   7,100    6/01/29 (b)                            2.06        7,100,000
            New Orleans
            IDB MFHR
            (LGD Rental I Project)
            Series 03 AMT
   5,875    9/01/38 (b)                            2.04        5,875,000
            St. Charles Parish PCR
            (Shell Oil Co.-Norco
            Project)
            Series 93 AMT
   5,000    9/01/23 (b)                            2.23        5,000,000
                                                             ------------
                                                              21,530,000

            MASSACHUSETTS-1.5%
            Massachusetts
            Development Finance
            Agency
            (Belmont Day School)
            Series 01
   1,200    7/01/31 (b)                            1.97        1,200,000
            Massachusetts GO
            (Central Artery)
            Series 00A
   9,550    12/01/30 (b)                           2.18        9,550,000
                                                             ------------
                                                              10,750,000

            MICHIGAN- 0.3%
            Michigan Strategic Fund
            (Donnelly Corp. Project)
            Series 90A AMT
   2,000    3/01/10 (b)                            2.10        2,000,000

            MINNESOTA-1.1%
            Hennepin County MFHR
            (Stone Arch Apts. Project)
            Series 02 AMT
   2,800    4/15/35 (b)                            2.05        2,800,000
            St. Louis Park MFHR
            (Newport on Seven Apts.)
            Series 01 AMT
   5,120    9/15/31 (b)                            2.05        5,120,000
                                                             ------------
                                                               7,920,000

            MISSISSIPPI-7.9%
            Jackson County
            Port Facility
            (Chevron USA, Inc.
            Project)
            Series 93
  12,605    6/01/23 (b)                            2.18       12,605,000


5


PORTFOLIO OF INVESTMENTS
(continued)

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

Principal
Amount
(000)       Security(a)                           Yield            Value
-------------------------------------------------------------------------------
            Mississippi Business
            Finance Corp.
            (H.M. Richards, Inc.
            Project)
            Series 01 AMT
$  2,240    12/01/16 (b)                           2.13%   $   2,240,000
            Mississippi Business
            Finance Corp. IDR
            (Corinthian, Inc. Project)
            Series 01 AMT
   4,630    6/01/16 (b)                            2.13        4,630,000
            Mississippi Business
            Finance Corp. IDR
            (Epco Carbondioxide
            Products, Inc.)
            Series 02 AMT
   3,250    3/01/17 (b)                            2.13        3,250,000
            Mississippi Business
            Finance Corp. IDR
            (Howard Industries
            Project)
            Series 02 AMT
   2,575    10/01/08 (b)                           2.13        2,575,000
            Mississippi Business
            Finance Corp. IDR
            (Silver Creek Co. Project)
            Series 01 AMT
   7,055    6/01/19 (b)                            2.13        7,055,000
            Mississippi Home Corp.
            MFHR
            (Highland Park Apts.)
            Series 01-4 AMT
   7,500    12/01/31 (b)                           2.13        7,500,000
            Mississippi Home Corp.
            MFHR
            (Summer Park Apts.)
            Series 99D-1 AMT
   9,800    10/01/29 (b)                           2.13        9,800,000
            Prentiss County IDA
            (Heidelberg Eastern)
            Series 87 AMT
   6,650    10/01/17 (b)                           2.20        6,650,000
                                                             ------------
                                                              56,305,000

            MISSOURI-2.1%
            Missouri Higher
            Education Loan
            Authority
            Series 90A AMT
  12,200    12/01/05                               1.98       12,200,000
            St. Louis IDA
            (Hammert's Iron Works,
            Inc.)
            Series 99 AMT
   2,800    6/01/09 (b)                            2.05        2,800,000
                                                             ------------
                                                              15,000,000

            NEBRASKA-0.2%
            York County IDR
            (Epco Carbondioxide
            Products)
            Series 98 AMT
   1,500    9/01/08 (b)                            2.13        1,500,000

            NEVADA-2.2%
            Clark County IDR
            (Nevada Cogeneration
            Assoc. 2)
            Series 92 AMT
   5,000    12/01/22 (b)                           2.24        5,000,000
            Director Business &
            Industry PCR
            (Barrick Goldstrike
            Mines)
            Series 99 AMT
   7,500    6/01/29 (b)                            2.03        7,500,000
            Nevada Business &
            Industry Department
            (575 Mill St. Project)
            Series 98A AMT
   3,195    12/01/28 (b)                           2.13        3,195,000
                                                             ------------
                                                              15,695,000

            NEW JERSEY-0.4%
            New Jersey EDA
            (Republic Services, Inc.
            Project)
            Series 01 AMT
   3,000    9/01/13 (b)                            2.01        3,000,000

            NEW YORK-7.5%
            New York City
            Municipal Water
            Finance Authority
            Series 93C FGIC
     100    6/15/23 (b)                            2.10          100,000
            New York City TFA
            (Future Tax Secured)
            Series 00A
  11,005    2/15/30 (b)                            2.00       11,005,000


6


                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

Principal
Amount
(000)       Security(a)                           Yield            Value
-------------------------------------------------------------------------------
            New York City TFA
            (NYC Recovery)
            Series 02-3B
$  3,250    11/01/22 (b)                           2.25%   $   3,250,000
            New York State
            Local Assistance Corp.
            Series 93A
  20,000    4/01/22 (b)                            1.93       20,000,000
            New York State Local
            Government Assistance
            Corp.
            (Subordinated Lien)
            Series 03-4V FSA
  10,000    4/01/22 (b)                            1.98       10,000,000
            Port Authority New York
            & New Jersey Special
            Obligation
            (Versatle Structure
            Obligation)
            Series 97-1R AMT
   9,500    8/01/28 (b)                            2.18        9,500,000
                                                             ------------
                                                              53,855,000

            NORTH CAROLINA-0.3%
            Randolph County PCR
            (Wellmark, Inc. Project)
            Series 01 AMT
   2,300    2/01/16 (b)                            2.09        2,300,000

            NORTH DAKOTA-2.3%
            Hebron IDA
            (Dacco, Inc. Project)
            Series 98 AMT
   2,655    3/01/15 (b)                            2.10        2,655,000
            Richland County
            SWDR
            (Minnesota-Dakota
            Farmers Cooperative
            Project)
            Series 02 AMT
  14,000    4/01/19 (b)                            2.20       14,000,000
                                                             ------------
                                                              16,655,000

            OHIO-3.2%
            Cleveland Airport
            Systems
            Series 01C FSA
   7,100    1/01/31 (b)                            1.98        7,100,000
            Hamilton County
            Student Housing
            Revenue
            (Block 3 Project)
            Series 04
  15,300    8/01/36 (b)                            2.02       15,300,000
            Warren County IDR
            (Pioneer Industrial
            Components)
            Series 85
     200    12/01/05 (b)                           2.23          200,000
                                                             ------------
                                                              22,600,000

            OREGON-0.2%
            Oregon Economic
            Development Corp.
            (McFarland Cascade
            Project)
            Series 96 AMT
   1,690    11/01/16 (b)                           2.10        1,690,000

            PENNSYLVANIA-0.5%
            Berks County IDA
            (Douglassville Prop.)
            Series 04 AMT
   3,600    7/01/34 (b)                            2.05        3,600,000

            SOUTH CAROLINA-0.6%
            Florence County
            Solid Waste Disposal &
            Wastewater Treatment
            (Roche Carolina, Inc.)
            Series 97 AMT
   2,500    4/01/27 (b)                            2.26        2,500,000
            South Carolina Jobs
            EDA
            (Titan Wheel
            International, Inc. Project)
            Series 95 AMT
   1,500    2/01/10 (b)                            2.08        1,500,000
                                                             ------------
                                                               4,000,000

            TENNESSEE-0.6%
            Blount County IDR
            (Advanced Crystal
            Technology, Inc.)
            Series 88 AMT
   4,000    8/01/08 (b)                            2.13        4,000,000


7


PORTFOLIO OF INVESTMENTS
(continued)

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

Principal
Amount
(000)       Security(a)                           Yield            Value
-------------------------------------------------------------------------------
            TEXAS-11.2%
            Camp County IDA
            (Pilgrims Pride Corp.)
            Series 99 AMT
$  8,000    7/01/29 (b)                            2.02%   $   8,000,000
            Corpus Christi IDA
            (De Dietrich, Inc.)
            Series 88 AMT
   3,000    11/01/08 (b)                           2.13        3,000,000
            De Soto Housing
            Finance Corp. MFHR
            (Hickory Manor Sr. Apts.)
            Series 04 AMT
   9,400    7/01/37 (b)                            2.11        9,400,000
            Greater East Texas
            Higher Education
            Series 93B AMT
  15,400    5/01/28 (b)                            2.05       15,400,000
            Gulf Coast Waste
            Disposal Authority
            Texas Environmental
            Facilities Revenue
            (BP Productions
            North America Project)
            Series 02 AMT
   4,350    7/01/36 (b)                            2.23        4,350,000
            Harris County Housing
            Finance Corp. MFHR
            (Park at Kirkstall Apts.)
            Series 02
  14,500    12/01/32 (b)                           2.13       14,500,000
            Lower Neches Valley
            Authority IDR
            (Exxonmobil Project)
            Series 01B AMT
   2,000    11/01/29 (b)                           2.15        2,000,000
            North Texas Higher
            Education Authority,
            Inc.
            (Student Loan)
            Series 93A AMT
   3,000    4/01/05 (b)                            1.98        3,000,000
            Port Arthur Navigation
            District
            (Motiva Enterprises
            Project)
            Series 02 AMT
  10,945    12/01/27 (b)                           2.15       10,945,000
            Port Beaumont IDR
            (Epco Carbondioxide
            Products)
            Series 98 AMT
   2,500    2/01/09 (b)                            2.13        2,500,000
            Texas State TRAN
            Series 04
   7,000    8/31/05                                1.60        7,063,908
                                                             ------------
                                                              80,158,908

            UTAH-1.2%
            Salt Lake County PCR
            (Service Station
            Holdings Project)
            Series 94
   8,960    2/01/08 (b)                            2.18        8,960,000

            VIRGINIA-4.0%
            Henrico County EDA
            (White Oak, Ltd. Project)
            Series 00 AMT
  22,400    10/01/27 (b)                           2.02       22,400,000
            Metropolitan
            Washington DC
            Airport Authority
            Series 02C FSA AMT
   6,000    10/01/21 (b)                           2.00        6,000,000
                                                             ------------
                                                              28,400,000

            WASHINGTON-9.9%
            Olympia Economic
            Development Corp.
            (Spring Air
            Northwest Project)
            Series 98 AMT
   1,125    11/01/23 (b)                           2.10        1,125,000
            Washington Economic
            Development Finance
            Authority
            (Darigold, Inc./Westfarm
            Foods)
            Series 01 AMT
   7,375    8/01/24 (b)                            2.20        7,375,000
            Washington Economic
            Development Finance
            Authority
            (Darigold, Inc./Westfarm
            Foods)
            Series 01L AMT
   1,000    11/01/18 (b)                           2.20        1,000,000


8


                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

Principal
Amount
(000)       Security(a)                           Yield            Value
-------------------------------------------------------------------------------
            Washington Economic
            Development Finance
            Authority SWDR
            (Waste Management
            Project)
            Series 00H AMT
$  6,825    10/01/25 (b)                           2.08%   $   6,825,000
            Washington Economic
            Development Finance
            Authority SWDR
            (Waste Management
            Project)
            Series 01C AMT
   5,500    2/01/26 (b)                            2.08        5,500,000
            Washington Economic
            Development Finance
            Authority SWDR
            (Waste Management, Inc.
            Project)
            Series 02D AMT
   8,000    7/01/27 (b)                            2.05        8,000,000
            Washington Economic
            Development Finance
            Authority SWDR
            (Waste Management, Inc.
            Project)
            Series 02E AMT
   5,000    10/01/27 (b)                           2.05        5,000,000
            Washington Housing
            Finance Commission
            MFHR
            (Assisted Living
            Concepts)
            Series 96 AMT
   5,000    1/01/17 (b)                            2.10        5,000,000
            Washington Housing
            Finance Commission
            MFHR
            (Hamilton Place)
            Series 96 AMT
   3,750    7/01/28 (b)                            2.06        3,750,000
            Washington Housing
            Finance Commission
            MFHR
            (Heatherstone Apts.)
            Series 95 AMT
   8,010    7/01/25 (b)                            2.07        8,010,000
            Washington Housing
            Finance Commission
            MFHR
            (Larkin Place Apts.)
            Series 96 AMT
   5,040    7/01/28 (b)                            2.06        5,040,000
            Washington Housing
            Finance Commission
            MFHR
            (Oxford Square Apts.)
            Series 98A AMT
   2,250    12/01/28 (b)                           2.10        2,250,000
            Washington Housing
            Finance Commission
            MFHR
            (Pacific Inns Apts. Project)
            Series 96A AMT
   2,575    5/01/28 (b)                            2.10        2,575,000
            Washington Housing
            Finance Commission
            MFHR
            (Sherwood Springs Apts.)
            Series 97 AMT
   3,720    9/01/27 (b)                            2.10        3,720,000
            Washington Housing
            Finance Commission
            MFHR
            (Twin Ponds)
            Series 98A AMT
   5,515    2/01/28 (b)                            2.06        5,515,000
                                                             ------------
                                                              70,685,000

            WEST VIRGINIA-3.6%
            Marion County SWDR
            (Grant Town
            Cogeneration Project)
            Series 91B AMT
   9,070    10/01/17 (b)                           2.00        9,070,000
            Marion County SWDR
            (Grant Town
            Cogeneration Project)
            Series 92A AMT
  16,900    10/01/17 (b)                           2.03       16,900,000
                                                             ------------
                                                              25,970,000

            WISCONSIN- 2.4%
            Antigo Wisconsin IDA
            (Plaspack USA, Inc.)
            Series 98A AMT
   2,100    12/01/18 (b)                           2.05        2,100,000


9


PORTFOLIO OF INVESTMENTS
(continued)

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

Principal
Amount
(000)       Security(a)                           Yield            Value
-------------------------------------------------------------------------------
            Farmington IDR
            (Swiss Valley Farms
            Co. Project)
            Series 00 AMT
$  2,400    11/01/20 (b)                           2.09%   $   2,400,000
            Kaukauna IDR
            (Valley Tissue)
            Series 00A AMT
   1,770    9/01/20 (b)                            2.05        1,770,000
            Onalaska IDA
            (Empire Screen Printing)
            Series 98 AMT
   1,625    5/01/18 (b)                            2.05        1,625,000
            Wisconsin Housing
            Economic Development
            Authority
            (Homeownership)
            Series 02C AMT
   1,190    9/01/22 (b)                            2.00        1,190,000
            Wisconsin Housing
            Economic Development
            Authority
            (Homeownership)
            Series 02E AMT
   7,890    9/01/32 (b)                            2.00        7,890,000
                                                             ------------
                                                              16,975,000

            Total Municipal Bonds
            (amortized cost
            $716,438,908)                                    716,438,908

            COMMERCIAL PAPER-3.1%
            FLORIDA-0.8%
            Indian River
            (Hospital District)
            Series 89
   5,500    3/10/05                                1.63        5,500,000

            NEW YORK-0.9%
            Metropolitan
            Transportation
            (Transit Facility
            Special Obligation)
            Series 04-1A
   6,500    2/10/05                                1.25        6,500,000

            TEXAS-1.4%
            Texas A&M University
            (Revenue Financing
            System)
            Series 04B
  10,000    2/10/05                                1.38       10,000,000

            Total Commercial Paper
            (amortized cost
            $22,000,000)                                      22,000,000

            TOTAL INVESTMENTS-103.2%
            (amortized cost
            $738,438,908)                                    738,438,908
            Other assets less
            liabilities-(3.2%)                               (22,807,151)

            NET ASSETS-100%                                $ 715,631,757


See footnote summary on page 11.


10


                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC  -  American Municipal Bond Assurance Corporation
     AMT    -  Alternative Minimum Tax
     EDA    -  Economic Development Authority
     FSA    -  Financial Security Assurance
     GO     -  General Obligation
     HEFA   -  Health & Educational Facility Authority
     HFA    -  Housing Finance Agency/Authority
     IDA    -  Industrial Development Authority
     IDB    -  Industrial Development Board
     IDR    -  Industrial Development Revenue
     MFHR   -  Multi-Family Housing Revenue
     PCR    -  Pollution Control Revenue
     SWDR   -  Solid Waste Disposal Revenue
     TFA    -  Transitional Finance Authority
     TRAN   -  Tax & Revenue Anticipation Note


     See notes to financial statements.


11


STATEMENT OF ASSETS & LIABILITIES
December 31, 2004 (unaudited)

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $738,438,908)        $ 738,438,908
  Cash                                                               8,850,796
  Interest receivable                                                1,406,372
  Receivable for investment securities sold                             30,000
  Receivable for capital stock sold                                     11,255
  Total assets                                                     748,737,331

LIABILITIES
  Payable for investment securities purchased                       32,200,000
  Advisory fee payable                                                 353,717
  Administrative fee payable                                           198,797
  Distribution fee payable                                             155,613
  Transfer Agent fee payable                                            44,816
  Payable for capital stock redeemed                                    27,796
  Accrued expenses                                                     124,835
  Total liabilities                                                 33,105,574

NET ASSETS                                                       $ 715,631,757

COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $   7,175,802
  Additional paid-in capital                                       708,493,980
  Accumulated net realized loss on investment transactions             (38,025)
                                                                 $ 715,631,757

NET ASSET VALUE PER SHARE
  (based on 717,580,222 shares outstanding)                              $1.00


See notes to financial statements.


12


STATEMENT OF OPERATIONS
Six Months Ended December 31, 2004 (unaudited)

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                       $   5,492,277

EXPENSES
  Advisory fee (Note B)                        $   1,868,239
  Distribution fee (Note C)                          934,120
  Administrative services (Note C)                   634,783
  Transfer agency (Note B)                           122,835
  Custodian fees                                     104,948
  Registration fees                                   25,760
  Printing                                            20,761
  Audit fees                                          13,473
  Legal fees                                           6,813
  Trustees' fees                                       1,600
  Miscellaneous                                        3,149
  Total expenses                                   3,736,481
  Less: expense offset arrangement
    (Note B)                                              (3)
  Net expenses                                                   $   3,736,478

NET INCREASE IN NET ASSETSFROM OPERATIONS                        $   1,755,799


See notes to financial statements.


13


STATEMENT OF CHANGES IN NET ASSETS

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

                                             Six Months Ended
                                             December 31, 2004    Year Ended
                                               (unaudited)       June 30, 2004
                                             -----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                        $   1,755,799     $   1,121,184
  Net realized loss on investment
    transactions                                          -0-               (9)
  Net increase in net assets from
    operations                                     1,755,799         1,121,175

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                           (1,755,799)       (1,121,184)

TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST
  Net decrease (Note E)                          (67,163,835)     (226,242,835)
  Total decrease                                 (67,163,835)     (226,242,844)

NET ASSETS
  Beginning of period                            782,795,592     1,009,038,436
  End of period                                $ 715,631,757     $ 782,795,592


See notes to financial statements.


14


NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (unaudited)

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________


NOTE A: Significant Accounting Policies
AllianceBernstein Municipal Trust (the "Fund"), is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio (the "Portfolio"), AllianceBernstein Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio, and AllianceBernstein Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 2004.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $42,027 for the six months ended December 31, 2004.

For the six months ended December 31, 2004, the Portfolio's expenses were reduced by $3 under an expense offset arrangement with AGIS.


15


NOTES TO FINANCIAL STATEMENTS
(continued)

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________


On October 28, 2004, the Adviser announced that it has agreed to sell its cash management business. The Portfolio will be managed to accommodate related redemptions. Accordingly, the Adviser expects to make shorter term investments which may, depending on the yield curve, impact returns. The transaction is expected to be completed by the third quarter of 2005.

NOTE C: Distribution Services Agreement and Administrative Services Payments Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2004, the distribution fee amounted to $934,120.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2004, such payments by the Portfolio amounted to $634,783, of which $32,334 was paid to the Adviser.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders At December 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2004, the Portfolio had a capital loss carryforward of $38,025, which expires in 2012. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable these gains will not be distributed to shareholders. Dividends paid from net investment income for the year ended June 30, 2004 is exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.01 par value) are authorized. At December 31, 2004, capital paid-in aggregated $715,669,782. Transactions, all at $1.00 per share, were as follows:

                                              Six Months Ended    Year Ended
                                              December 31, 2004    June 30,
                                                 (unaudited)         2004
                                              -----------------  -------------
Shares sold                                      863,006,489     1,870,009,691
Shares issued on reinvestments of dividends        1,755,799         1,121,184
Shares redeemed                                 (931,926,123)   (2,097,373,710)
Net decrease                                     (67,163,835)     (226,242,835)


16


FINANCIAL HIGHLIGHTS

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                             Six Months
                                               Ended
                                            December 31,                       Year Ended June 30,
                                                2004     ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .002         .001         .005         .010         .029         .029

LESS: DIVIDENDS
Dividends from net investment income           (.002)       (.001)       (.005)       (.010)       (.029)       (.029)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (a)                           0.24%        0.13%        0.45%        1.00%        2.97%        2.89%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                 $716         $783       $1,009       $1,267       $1,350       $1,209
Ratio to average net assets of:
  Expenses                                      1.00%(b)     0.96%        0.98%        0.99%        1.00%        1.00%
  Net investment income                         0.47%(b)     0.13%        0.45%        1.01%        2.92%        2.87%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(b)  Annualized.


17


                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________


AllianceBernstein Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672



TRUSTEES
William H. Foulk, Jr.(1), CHAIRMAN
Charles H.P. Duell(1)
David K. Storrs(1)
Shelby White(1)


OFFICERS
Marc O. Mayer, CHIEF EXECUTIVE OFFICER
Philip L.Kirstein, SENIOR VICE PRESIDENT AND INDEPENDENT COMPLIANCE OFFICER Patricia Ittner, SENIOR VICE PRESIDENT
Doris T. Muller, SENIOR VICE PRESIDENT
William E. Oliver, SENIOR VICE PRESIDENT
Raymond J. Papera, SENIOR VICE PRESIDENT
William J. Fagan, VICE PRESIDENT
Eileen M. Murphy, VICE PRESIDENT
Maria C. Sazon, VICE PRESIDENT
Mark R. Manley,  SECRETARY
Mark D. Gersten, TREASURER AND CHIEF FINANCIAL OFFICER
Thomas R. Manley, CONTROLLER


CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-free 1 (800) 221-5672

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee and Governance and Nominating Committee.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.


18


ALLIANCEBERNSTEIN MUNICIPAL TRUST - GENERAL PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672

Yields. For current recorded yield information on AllianceBernstein Municipal Trust, call toll-free (800) 221-9513

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.




[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management



DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

(SM)  THIS SERVICE MARK USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.


ABMTSR1204

AllianceBernstein
Municipal
Trust
-Massachusetts Portfolio


[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

Semi-Annual Report
December 31, 2004
(unaudited)

FUND EXPENSES

                                             AllianceBernstein Municipal Trust -
                                                         Massachusetts Portfolio
================================================================================

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           Beginning          Ending
                                         Account Value     Account Value      Expenses Paid       Annualized
                                         July 1, 2004    December 31, 2004   During Period*     Expense Ratio*
--------------------------------------------------------------------------------------------------------------
Actual.................................    $ 1,000          $ 1,002.18          $ 5.05               1.00%
Hypothetical
   (5% return before expenses) ........    $ 1,000          $ 1,020.16          $ 5.09               1.00%
--------------------------------------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)

                                             AllianceBernstein Municipal Trust -
                                                         Massachusetts Portfolio
================================================================================


 Principal
  Amount
   (000)   Security (a)             Yield              Value
------------------------------------------------------------------
           MUNICIPAL
           BONDS-87.1%
           INDIANA-8.3%
           Crawfordsville EDA
           (Pedcor Investments/
           Shady Knoll)
           Series 95 AMT
$   1,497  4/01/30 (b).........     2.12%          $ 1,497,000
           Warrick County
           Industrial MFHR
           (Village Community
           Partners)
           Series 01 AMT
    1,700  10/01/34 (b)........     2.05             1,700,000
                                                   -----------
                                                     3,197,000
                                                   -----------
           MASSACHUSETTS-75.7%
           Danvers Mass BAN
           Series 04
    1,025  3/18/05.............     1.35             1,027,435
           Massachusetts
           Development
           Finance Agency
           (Assumption College)
           Series 02C
    1,420  3/01/32 (b).........     1.97             1,420,000
           Massachusetts
           Development
           Finance Agency
           (Belmont Day School)
           Series 01
      800  7/01/31 (b).........     1.97               800,000
           Massachusetts
           Development
           Finance Agency
           (Elderhostel, Inc.)
           Series 00
    1,000  8/01/30 (b).........     1.99             1,000,000
           Massachusetts
           Development
           Finance Agency
           (ICC Realty Project)
           Series 97 AMT
    1,200  12/01/16 (b)........     2.09             1,200,000
           Massachusetts
           Development
           Finance Agency
           (Lenox Library)
           Series 02
    1,000  7/01/22 (b).........     2.07             1,000,000
           Massachusetts
           Development
           Finance Agency
           (Masonic Nursing
           Home, Inc.)
           Series 02
    1,500  7/01/32 (b).........     1.98             1,500,000
           Massachusetts
           Development
           Finance Agency
           (Newark Group Project)
           Series 01A AMT
    1,000  7/01/31 (b).........     2.02             1,000,000
           Massachusetts
           Development
           Finance Agency
           (Waste Management,
           Inc.)
           Series 99 AMT
    2,000  7/01/29 (b).........     2.06             2,000,000
           Massachusetts
           Development
           Finance Agency
           (Whalers Cove Project)
           Series 01A AMT
    2,750  9/01/34 (b).........     2.03             2,750,000
           Massachusetts
           Development
           Finance Agency IDR
           (925 Realty Trust LLC)
           Series 01 AMT
    2,140  2/01/20 (b).........     2.07             2,140,000
           Massachusetts GO
           (Central Artery)
           Series 00A
    1,500  12/01/30 (b)........     2.18             1,500,000
           Massachusetts GO
           Series 97B
    1,300  8/01/15 (b).........     1.97             1,300,000
           Massachusetts Health
           & Educational Facilities
           (Wellesley College)
           Series 92E
    1,000  7/01/22 (b).........     1.90             1,000,000
           Massachusetts Health
           & Educational Facilities
           Authority
           (Harvard University)
           Series 00Y
    1,300  7/01/35 (b).........     1.80             1,300,000

                                             AllianceBernstein Municipal Trust -
                                                         Massachusetts Portfolio
================================================================================


 Principal
  Amount
   (000)   Security (a)             Yield              Value
------------------------------------------------------------------

           Massachusetts Health
           & Educational Facilities
           Authority
           (Massachusetts Institute
           of Technology)
           Series 01-J1
$     600  7/01/31 (b).........     2.00%            $ 600,000
           Massachusetts Health
           & Educational Facilities
           Authority
           (Massachusetts Institute
           of Technology)
           Series 01J-2
  1,000    7/01/31 (b)             1.88              1,000,000
           Massachusetts Health
           & Educational Facilities
           Authority
           (Partners Healthcare
           Systems)
           Series 97P-2
    1,000  7/01/27 (b).........     1.98             1,000,000
           Massachusetts IFA
           (ADP, Inc. Project)
           Series 97
    1,000  12/01/19 (b)........     2.40             1,000,000
           Massachusetts IFA
           (Heritage at Hingham)
           Series 97 AMT
    2,000  7/01/29 (b).........     2.01             2,000,000
           Massachusetts Water
           Resources Authority
           Series 00B FGIC
    1,000  8/01/37 (b).........     1.95             1,000,000
           Massachusetts Water
           Resources Authority
           Series 02C
    1,650  8/01/20 (b).........     2.25             1,650,000
                                                   ------------
                                                    29,187,435
                                                   ------------
           PUERTO RICO-3.1%
           Puerto Rico
           Commonwealth TRAN
           Series 04
    1,200  7/29/05.............     1.65             1,209,185
                                                  ------------

           Total Municipal Bonds
           (amortized cost
           $33,593,620)........                     33,593,620
                                                  ------------
           COMMERCIAL
           PAPER-13.2%
           MASSACHUSETTS-13.2%
           Massachusetts
           Development
           Finance Agency
           (Program 2)
      371  2/03/05.............     1.68               371,000
           Massachusetts
           Development
           Finance Agency
           (Program 3)
    1,700  2/08/05.............     1.38             1,700,000
           Massachusetts
           Development
           Finance Agency
           (Program 3)
      500  2/17/05.............     1.38               500,000
           Massachusetts
           Port Authority
           Series 03B AMT
    1,000  2/11/05.............     1.73             1,000,000
           Massachusetts Water
           Resources Authority
           Series 99
    1,500  1/20/05.............     1.70             1,500,000
                                                   ------------
                                                     5,071,000
                                                   ------------
           Total Commercial Paper
           (amortized cost
           $5,071,000)....................            5,071,000
                                                   ------------
           TOTAL
           INVESTMENTS-100.3%
           (amortized cost
           $38,664,620)...................           38,664,620
           Other assets less
           liabilities-(0.3%).............             (112,735)
                                                   ------------
           NET ASSETS-100%................         $ 38,551,885
                                                   ============

--------------------------------------------------------------------------------
See footnote summary on page 4.

                                             AllianceBernstein Municipal Trust -
                                                         Massachusetts Portfolio
================================================================================


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

   Glossary of Terms:
   AMT    -Alternative Minimum Tax
   BAN    -Bond Anticipation Note
   EDA    -Economic Development Authority
   FGIC   -Financial Guaranty Insurance Company
   GO     -General Obligation
   IDR    -Industrial Development Revenue
   IFA    -Industrial Finance Authority
   MFHR   -Multi-Family Housing Revenue

   See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004 (unaudited)

                                             AllianceBernstein Municipal Trust -
                                                         Massachusetts Portfolio
================================================================================


ASSETS
   Investments in securities, at value (cost $38,664,620)......  $   38,664,620
   Interest receivable.........................................          83,284
                                                                 --------------
   Total assets................................................      38,747,904
LIABILITIES
   Due to custodian............................................         113,669
   Administrative fee payable..................................          13,827
   Distribution fee payable....................................           8,645
   Transfer Agent fee payable..................................           2,198
   Advisory fee payable........................................           1,666
   Accrued expenses............................................          56,014
                                                                 --------------
   Total liabilities...........................................         196,019
NET ASSETS.....................................................  $   38,551,885
                                                                 --------------
COMPOSITION OF NET ASSETS
   CAPITAL STOCK, AT PAR ......................................  $      385,519
   Additional paid-in capital..................................      38,166,366
                                                                 --------------
                                                                 $   38,551,885
                                                                 --------------
NET ASSET VALUE PER SHARE
   (based on 38,551,885 shares outstanding)....................           $1.00
                                                                 --------------


--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2004 (unaudited)

                                             AllianceBernstein Municipal Trust -
                                                         Massachusetts Portfolio
================================================================================


INVESTMENT INCOME
   Interest.............................................................                        $      275,476
EXPENSES
   Advisory fee (Note B)................................................     $       96,508
   Administrative services (Note C).....................................             62,496
   Distribution fee (Note C)............................................             48,254
   Custodian fees.......................................................             39,405
   Transfer agency (Note B).............................................             13,948
   Printing.............................................................              9,934
   Audit fees...........................................................              9,349
   Legal fees...........................................................              5,462
   Registration fees....................................................              5,429
   Trustees' fees.......................................................              1,165
   Miscellaneous........................................................                675
                                                                             --------------
   Total expenses.......................................................            292,625
   Less: expenses waived and reimbursed (Notes B & C)...................            (99,866)
   Net expenses.........................................................                               192,759
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $       82,717
                                                                                                ==============



--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                             AllianceBernstein Municipal Trust -
                                                         Massachusetts Portfolio
================================================================================

                                                                            Six Months Ended
                                                                            December 31, 2004     Year Ended
                                                                               (unaudited)       June 30, 2004
                                                                            ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income................................................     $       82,717     $       32,490
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income................................................            (82,717)           (32,490)
                                                                             --------------     --------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E).....................................          1,013,192        (38,070,076)
                                                                             --------------     --------------
   Total increase (decrease)............................................          1,013,192        (38,070,076)
NET ASSETS
   Beginning of period..................................................         37,538,693         75,608,769
                                                                             --------------     --------------
   End of period........................................................     $   38,551,885     $   37,538,693
                                                                             ==============     ==============


--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (unaudited)

                                             AllianceBernstein Municipal Trust -
                                                         Massachusetts Portfolio
================================================================================

NOTE A: Significant Accounting Policies
AllianceBernstein Municipal Trust (the "Fund"), is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio (the "Portfolio"), AllianceBernstein Municipal Trust-Pennsylvania Portfolio, and AllianceBernstein Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2004, the reimbursement amounted to $99,610.

                                             AllianceBernstein Municipal Trust -
                                                         Massachusetts Portfolio
================================================================================

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 2004.

On October 28, 2004, the Adviser announced that it has agreed to sell its cash management business. The Portfolio will be managed to accommodate related redemptions. Accordingly, the Adviser expects to make shorter term investments which may, depending on the yield curve, impact returns. The transaction is expected to be completed by the third quarter of 2005.

NOTE C: Distribution Services Agreement and Administrative Services Payments Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2004, the distribution fee amounted to $48,254. For the six months ended December 31, 2004, the Distributor has agreed to waive a portion of the distribution fees in the amount of $256 for the fund.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2004, such payments by the Portfolio amounted to $62,496, of which $32,334 was paid to the Adviser.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders At December 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Dividends paid from net investment income for the year ended June 30, 2004 is exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.01 par value) are authorized. At December 31, 2004, capital paid-in aggregated $38,551,885. Transactions, all at $1.00 per share, were as follows:

                                                                           Six Months Ended      Year Ended
                                                                           December 31, 2004      June 30,

                                                                              (unaudited)            2004
                                                                           ----------------   ----------------
Shares sold.............................................................         50,618,093.       122,351,528
Shares issued on reinvestments of dividends.............................             82,717             32,490
Shares redeemed.........................................................        (49,687,618)      (160,454,094)
                                                                           ----------------   ----------------
Net increase (decrease).................................................          1,013,192        (38,070,076)
                                                                           ================   ================


FINANCIAL HIGHLIGHTS

                                             AllianceBernstein Municipal Trust -
                                                         Massachusetts Portfolio
================================================================================


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                               Six Months
                                                  Ended
                                               December 31,                     Year Ended June 30,
                                                   2004     ------------------------------------------------------------
                                               (unaudited)    2004         2003        2002         2001        2000
                                               ----------- -----------  ----------- ----------- -----------  -----------
Net asset value, beginning of period ........       $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00       $ 1.00
                                                    ------      ------       ------      ------      ------       ------
Income From Investment Operations
---------------------------------
Net investment income (a)....................         .002        .001         .003        .008        .027         .027
                                                    ------      ------       ------      ------       -----       ------
Less: Dividends
---------------
Dividends from net investment income ........        (.002)      (.001)       (.003)      (.008)      (.027)       (.027)
                                                    ------      ------       ------      ------       -----       ------
Net asset value, end of period...............       $ 1.00      $ 1.00       $ 1.00      $ 1.00       $1.00       $ 1.00
                                                    ======      ======       ======      ======       =====       ======
Total Return
------------
Total investment return based on
   net asset value (b).......................         0.22%       0.07%        0.32%       0.75%       2.73%        2.73%
Ratios/Supplemental Data
------------------------
Net assets, end of period
   (000's omitted)...........................      $38,552     $37,539      $75,609     $88,483    $118,598      $82,813
Ratio to average net assets of:
   Expenses, net of waivers and
      reimbursements.........................         1.00%(c)    0.95%        1.00%       1.00%       1.00%        1.00%
   Expenses, before waivers and
      reimbursements.........................         1.52%(c)    1.37%        1.23%       1.14%       1.09%        1.18%
   Net investment income (a).................         0.43%(c)    0.06%        0.32%       0.80%       2.65%        2.75%




--------------------------------------------------------------------------------
(a) Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c) Annualized.

                                             AllianceBernstein Municipal Trust -
                                                         Massachusetts Portfolio

AllianceBernstein Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1 (800) 221-5672


TRUSTEES
William H. Foulk, Jr.(1), Chairman
Charles H.P. Duell(1)
David K. Storrs(1)
Shelby White(1)


OFFICERS
Marc O. Mayer, Chief Executive Officer
Philip L. Kirstein, Senior Vice President and
   Independent Compliance Officer
Patricia Ittner, Senior Vice President
Doris T. Muller, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President


William J. Fagan, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and
   Chief Financial Officer
Thomas R. Manley, Controller


CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110


DISTRIBUTOR
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-free 1 (800) 221-5672

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004





--------------------------------------------------------------------------------
(1) Member of the Audit Committee and Governance and Nominating Committee.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Municipal Trust - Massachusetts Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672

Yields. For current recorded yield information on AllianceBernstein Municipal Trust, call toll-free (800) 221-9513.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.



[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

ABMTMASR1204

ALLIANCEBERNSTEIN
MUNICIPAL TRUST - NEW JERSEY PORTFOLIO


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


SEMI-ANNUAL REPORT
DECEMBER 31, 2004
(UNAUDITED)

                                             AllianceBernstein Municipal Trust -
                                                            New Jersey Portfolio
________________________________________________________________________________


FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                BEGINNING          ENDING
              ACCOUNT VALUE    ACCOUNT VALUE     EXPENSES PAID      ANNUALIZED
              JULY 1, 2004   DECEMBER 31, 2004   DURING PERIOD*   EXPENSE RATIO*
--------------------------------------------------------------------------------
Actual          $  1,000        $  1,002.02         $  5.05           1.00%
Hypothetical
  (5% return
  before
  expenses)     $  1,000        $  1,020.16         $  5.09           1.00%
--------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE

AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE

MOST RECENT FISCAL HALF-YEAR/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

1


                                             AllianceBernstein Municipal Trust -
                                                            New Jersey Portfolio
________________________________________________________________________________


PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)

PRINCIPAL
AMOUNT
(000)  SECURITY (a)           YIELD           VALUE
-----------------------------------------------------------
       MUNICIPAL BONDS-87.0%

       ARKANSAS-1.1%

       ARKANSAS
       DEVELOPMENT FINANCE
       AUTHORITY IDR
       (Riceland Foods, Inc.
       Project)
       Series 99 B AMT
$2,000 11/01/10 (b)           2.30%       $  2,000,000
                                          ------------
       COLORADO-0.8%

       COLORADO HFA
       (Corey Building Project)
       Series 04A AMT
 1,530 2/01/29 (b)            2.07           1,530,000
                                          ------------
       ILLINOIS-2.0%

       HUNTLEY ILLINOIS IDR
       (Colony Incorporated
       Project)
       Series 99 AMT
 2,750 7/01/24 (b)            2.05           2,750,000
       ILLINOIS DEVELOPMENT
       FINANCE AUTHORITY
       (Adrora Central
       Catholic High School)
       Series 94
 1,000 4/01/24 (b)            2.25           1,000,000
                                          ------------
                                             3,750,000
                                          ------------
       MINNESOTA-2.2%

       MINNESOTA STATE
       HIGHER EDUCATION
       FACILITIES AUTHORITY
       (Bethel College)
       Series 04-5-V
 2,250 6/01/34 (b)            2.05           2,250,000
       NORTHFIELD MFHR
       (Summerfield
       Investments)
       Series 03 AMT
 1,850 4/01/33 (b)            2.15           1,850,000
                                          ------------
                                             4,100,000
                                          ------------

       NEW JERSEY-74.5%

       ATLANTIC CITY
       IMPROVEMENT AUTHORITY
       (Pooled Govt. Loan
       Program)
       Series 86
 2,800 7/01/26 (b)            1.95           2,800,000

       BERGEN COUNTY
       IMPROVEMENT
       AUTHORITY
       (Kentshire Apts.
       Project)
       Series 01 AMT
 6,000 3/15/34 (b)            2.00           6,000,000
       BRICK TOWNSHIP NEW
       JERSEY TAN
       Series 04
 4,000 4/14/05                1.45           4,011,699
       GLOUCESTER COUNTY
       INDUSTRIAL PCR
       (Pollution Control
       Exxonmobil)
       Series 03
 1,500 1/01/22 (b)            2.00           1,500,000
       HUDSON COUNTY
       IMPROVEMENT
       AUTHORITY
       (Essential Purpose
       Pooled Goverment)
       Series 86
 7,000 7/15/26 (b)            1.95           7,000,000
       JERSEY CITY
       REDEVELOPMENT
       AGENCY
       (Dixon Mill Apts.
       Project)
       Series 00A
 4,135 5/15/30 (b)            1.95           4,135,000
       MIDDLESEX COUNTY
       IMPROVEMENT
       AUTHORITY
       (Woodbridge Township
       Project)
       Series 04
 3,000 1/26/05                1.16           3,001,701
       MONMOUTH COUNTY
       IMPROVEMENT
       AUTHORITY
       (Pooled Government
       Loan Program)
       Series 86
 2,300 8/01/16 (b)            1.93           2,300,000
       NEW JERSEY EDA
       (Economic Growth-
       Kirker Ent.)
       Series 96 AMT
     300  1/01/05             1.97             300,000

2


                                             AllianceBernstein Municipal Trust -
                                                            New Jersey Portfolio
________________________________________________________________________________


PRINCIPAL
AMOUNT
(000)  SECURITY (a)           YIELD           VALUE
-----------------------------------------------------------

       NEW JERSEY EDA
       (Economic Growth-
       Mona Industries)
       Series 96 AMT
$1,700 1/01/16 (b)            1.97%       $  1,700,000
       NEW JERSEY EDA
       (Encap Golf Holdings
       LLC Project)
       Series 04 AMT
 7,000 2/01/16 (b)            2.00           7,000,000
       NEW JERSEY EDA
       (Gardens Winchester)
       Series 04B
 2,450 11/01/31 (b)           1.95           2,450,000
       NEW JERSEY EDA
       (Geriatric Services
       Housing Corp., Inc.)
       Series 01
 2,000 11/01/31 (b)           1.95           2,000,000
       NEW JERSEY EDA
       (Intl Processing Corp.)
       Series 01 AMT
   950 10/01/23 (b)           2.05             950,000
       NEW JERSEY EDA
       (Marina Energy LLC)
       Series 01A AMT
 9,500 9/01/31 (b)            1.97           9,500,000
       NEW JERSEY EDA
       (Port Newark Container
       LLC)
       Series 03 AMT
 5,600 7/01/30 (b)            2.00           5,600,000
       NEW JERSEY EDA
       (Presbyterian Homes)
       Series 02B
 5,000 12/01/32 (b)           1.99           5,000,000
       NEW JERSEY EDA
       (Republic Services, Inc.)
       Series 01 AMT
 5,000 8/01/13 (b)            2.01           5,000,000
       NEW JERSEY EDA
       (Stone Brothers
       Secaucus LLC)
       Series 01 AMT
 1,555 9/01/21 (b)            2.04           1,555,000
       NEW JERSEY EDA
       (The Homasote Co.
       Project)
       Series 96-E AMT
 1,000 11/01/06 (b)           2.05           1,000,000

       NEW JERSEY EDA
       (Thermal Energy Ltd.
       Partnership)
       Series 95 AMT
 3,000 12/01/09 (b)           2.00           3,000,000
       NEW JERSEY EDA
       (Thermal Energy Ltd.)
       Series 97 AMT
 5,500 12/01/31 (b)           2.00           5,500,000
       NEW JERSEY HEALTH
       CARE FACILITIES
       (Bayshore Community
       Health)
       Series 04A-1
 7,000 7/01/14 (b)            1.99           7,000,000
       NEW JERSEY HEALTH
       CARE FACILITIES
       (Hospital Capital Asset
       Financing)
       Series 85D
 2,000 7/01/35 (b)            1.94           2,000,000
       NEW JERSEY HEALTH
       CARE FACILITIES
       (Meridian Nursing &
       Rehab.)
       Series 04A-3
 2,000 7/01/35 (b)            1.95           2,000,000
       NEW JERSEY HEALTH
       CARE FACILITIES
       (RWJ Health Care
       Corp.)
       Series 02
 6,100 7/01/32 (b)            2.00           6,100,000
       NEW JERSEY HEALTH
       CARE FACILITIES
       (St. Peter's University
       Hospital)
       Series 00B
 7,900 7/01/30 (b)            1.96           7,900,000
       NEW JERSEY STATE
       TURNPIKE AUTHORITY
       (Turnpike Revenue)
       Series 91D FGIC
 2,050 1/01/18 (b)            1.94           2,050,000
       NEW JERSEY TURNPIKE
       AUTHORITY
       (Turnpike Revenue
       Bond)
       Series 03 C-1 FSA
 9,055 1/01/24 (b)            1.97           9,055,000

3


                                             AllianceBernstein Municipal Trust -
                                                            New Jersey Portfolio
________________________________________________________________________________


PORTFOLIO OF INVESTMENTS
(continued)


PRINCIPAL
AMOUNT
(000)  SECURITY (a)           YIELD           VALUE
-----------------------------------------------------------

       NEW JERSEY TURNPIKE
       AUTHORITY
       (Turnpike Revenue
       Bond)
       Series 03-1 FSA
$8,800 1/01/24 (b)            1.97%       $  8,800,000
       SALEM COUNTY PCR
       (Dupont Corp.)
       Series 82A
 2,400 3/01/12 (b)            1.85           2,400,000
       UNION COUNTY
       INDUSTRIAL PCR
       (Exxon Project)
       Series 94
 4,700 7/01/33 (b)            2.09           4,700,000
       VERONA NEW JERSEY
       GO BAN
       Series 04-05
 5,894 1/14/05                1.29           5,896,224
                                          ------------
                                           139,204,624
                                          ------------
       NEW YORK-4.0%

       NEW YORK HFA
       (Worth St.)
       Series 01A AMT
 4,000 5/15/33 (b)            1.97           4,000,000
       PORT AUTHORITY OF
       NEW YORK &
       NEW JERSEY SPECIAL
       OBLIGATION
       (Versatile Structure)
       Series 95-3
 2,440 6/01/20 (b)            2.17           2,440,000
       PORT AUTHORITY OF
       NEW YORK &
       NEW JERSEY SPECIAL
       OBLIGATION
       (Versatle Structure)
       Series 97-1R AMT
 1,000 8/01/28 (b)            2.18           1,000,000
                                          ------------
                                             7,440,000
                                          ------------
       OHIO-0.5%

       LICKING COUNTY HEALTH
       CARE FACILITIES
       (Ref & Impt-Kendal)
       Series 03
 1,000 11/01/33 (b)           1.99           1,000,000
                                          ------------

       PENNSYLVANIA-0.8%

       CHESTER COUNTY IDA
       (University Student
       Housing LLC Project)
       Series 03
 1,500 8/01/35 (b)            2.02           1,500,000
                                          ------------
       WISCONSIN-1.1%

       APPLETON IDR
       (Great Northern
       Corporation Project)
       Series 02A AMT
 2,000 9/01/19 (b)            2.05           2,000,000
                                          ------------

       Total Municipal Bonds
       (amortized cost
       $162,524,624)                       162,524,624
                                          ------------

       COMMERCIAL PAPER-12.8%

       MASSACHUSETTS-1.5%

       MASSACHUSETTS STATE
       DEVELOPMENT FINANCE
       AGENCY
       (Program 3)
       Series 04
 2,750 2/08/05                1.38           2,750,000
                                           ------------

       NEW JERSEY-5.3%

       NEW JERSEY EDA
       (Keystone Project)
       Series 92 AMT
 5,000 3/11/05                1.57           5,000,000
       NEW JERSEY
       EDUCATIONAL FACILITIES
       AUTHORITY
       (Princeton University)
       Series 97A
 5,000 2/10/05                1.75           5,000,000
                                          ------------
                                            10,000,000
                                          ------------

       NEW YORK-3.6%

       PORT AUTHORITY OF
       NEW YORK &
       NEW JERSEY
       Series 00A AMT
 3,720 2/08/05                1.73           3,720,000
       PORT AUTHORITY OF
       NEW YORK &
       NEW JERSEY
       Series 04B AMT
 3,010 2/09/05                1.27           3,010,000
                                          ------------
                                             6,730,000
                                          ------------

4


                                             AllianceBernstein Municipal Trust -
                                                            New Jersey Portfolio
________________________________________________________________________________


PRINCIPAL
AMOUNT
(000)  SECURITY (a)           YIELD           VALUE
-----------------------------------------------------------

       PUERTO RICO-2.4%
       GOVERNMENT
       DEVELOPMENT BANK
       Series 04
$4,500 1/20/05                1.85%       $  4,500,000
                                          ------------
       Total Commercial Paper
       (amortized cost
       $23,980,000)                         23,980,000
                                          ------------

       TOTAL INVESTMENTS-99.8%
       (amortized cost
       $186,504,624)                      $186,504,624

       Other assets less
       liabilities-0.2%                        387,881
                                          ------------
       NET ASSETS-100%                    $186,892,505
                                          ============



(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:

     AMT   -  Alternative Minimum Tax
     BAN   -  Bond Anticipation Note
     EDA   -  Economic Development Authority
     FGIC  -  Financial Guaranty Insurance Company
     FSA   -  Financial Security Assurance
     GO    -  General Obligation
     HFA   -  Housing Finance Agency/Authority
     IDA   -  Industrial Development Authority
     IDR   -  Industrial Development Revenue
     MFHR  -  Multi-Family Housing Revenue
     PCR   -  Pollution Control Revenue
     TAN   -  Tax Anticipation Note

     See notes to financial statements.

5


                                             AllianceBernstein Municipal Trust -
                                                            New Jersey Portfolio
________________________________________________________________________________


STATEMENT OF ASSETS & LIABILITIES
December 31, 2004 (unaudited)

ASSETS
     Investments in securities, at value (cost $186,504,624)      $  186,504,624
     Receivable for investment securities sold                           850,000
     Interest receivable                                                 462,468
     Receivable for capital stock sold                                     4,362
                                                                  --------------
     Total assets                                                    187,821,454
                                                                  --------------
LIABILITIES
     Due to custodian                                                    671,879
     Advisory fee payable                                                 73,835
     Administrative fee payable                                           50,713
     Distribution fee payable                                             41,506
     Transfer Agent fee payable                                            7,490
     Payable for capital stock redeemed                                    4,462
     Accrued expenses                                                     79,064
                                                                  --------------
     Total liabilities                                                   928,949
                                                                  --------------
NET ASSETS                                                        $  186,892,505
                                                                  ==============
COMPOSITION OF NET ASSETS
     Capital stock, at par                                          $  1,868,925
     Additional paid-in capital                                      185,023,580
                                                                  --------------
                                                                  $  186,892,505
                                                                  ==============
NET ASSET VALUE PER SHARE
     (based on 186,892,505 shares outstanding)                            $ 1.00
                                                                          ======


See notes to financial statements.

6


                                             AllianceBernstein Municipal Trust -
                                                            New Jersey Portfolio
________________________________________________________________________________


STATEMENT OF OPERATIONS
Six Months Ended December 31, 2004 (unaudited)

INVESTMENT INCOME
     Interest                                                       $  1,419,718
                                                                    ------------
EXPENSES
     Advisory fee (Note B)                     $  512,550
     Distribution fee (Note C)                    256,275
     Administrative services (Note C)             213,999
     Custodian fees                                43,271
     Transfer agency (Note B)                      39,205
     Printing                                      16,929
     Audit fees                                     9,351
     Legal fees                                     5,979
     Registration fees                              3,604
     Trustees' fees                                 1,200
     Miscellaneous                                  1,259
                                               ----------
     Total expenses                             1,103,622
     Less: expenses waived and reimbursed
       (Notes B & C)                              (82,593)
     Less: expense offset arrangement
       (Note B)                                        (1)
                                               ----------
     Net expenses                                                      1,021,028
                                                                    ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $    398,690
                                                                    ============


See notes to financial statements.

7


                                             AllianceBernstein Municipal Trust -
                                                            New Jersey Portfolio
________________________________________________________________________________


STATEMENT OF CHANGES IN NET ASSETS

                                       SIX MONTHS ENDED
                                       DECEMBER 31, 2004           YEAR ENDED
                                          (UNAUDITED)            JUNE 30, 2004
                                       -----------------       -----------------
INCREASE IN NET ASSETS FROM OPERATIONS
     Net investment income             $     398,690           $     149,851
DIVIDENDS TO SHAREHOLDERS FROM
     Net investment income                  (398,690)               (149,851)
TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST
     Net decrease (Note E)               (17,303,090)            (39,770,047)
                                       -----------------       -----------------
     Total decrease                      (17,303,090)            (39,770,047)
NET ASSETS
     Beginning of period                 204,195,595             243,965,642
                                       -----------------       -----------------
     End of period                     $ 186,892,505           $ 204,195,595
                                       =================       =================


See notes to financial statements.

8


                                             AllianceBernstein Municipal Trust -
                                                            New Jersey Portfolio
________________________________________________________________________________


NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (unaudited)

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio (the "Portfolio"), AllianceBernstein Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2004, the reimbursement amounted to $78,521.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $15,508 for the six months ended December 31, 2004.

For the year ended December 31, 2004, the Portfolio's expenses were reduced by $1 under an expense offset arrangement with AGIS.

9


                                             AllianceBernstein Municipal Trust -
                                                            New Jersey Portfolio
________________________________________________________________________________


NOTES TO FINANCIAL STATEMENTS
(continued)

On October 28, 2004, the Adviser announced that it has agreed to sell its cash management business. The Portfolio will be managed to accommodate related redemptions. Accordingly, the Adviser expects to make shorter term investments which may, depending on the yield curve, impact returns. The transaction is expected to be completed by the third quarter of 2005.

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES PAYMENTS

Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2004, the distribution fee amounted to $256,275. For the six months ended December 31, 2004, the Distributor has agreed to waive a portion of the distribution fees in the amount of $4,072 for the fund.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2004, such payments by the Portfolio amounted to $213,999, of which $32,334 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At December 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Dividends paid from net investment income for the year ended June 30, 2004 is exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2004, capital paid-in aggregated $186,892,505. Transactions, all at $1.00 per share, were as follows:

                                       SIX MONTHS ENDED
                                       DECEMBER 31, 2004           YEAR ENDED
                                          (UNAUDITED)            JUNE 30, 2004
                                       -----------------       -----------------
Shares sold                               254,315,966             510,454,958
Shares issued on reinvestment
   of dividends                               398,690                 149,851
Shares redeemed                          (272,017,746)           (550,374,856)
                                       -----------------       -----------------
Net decrease                              (17,303,090)            (39,770,047)
                                       =================       =================

10


                                             AllianceBernstein Municipal Trust -
                                                            New Jersey Portfolio
________________________________________________________________________________


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                              SIX MONTHS
                                ENDED
                             DECEMBER 31,                  YEAR ENDED JUNE 30,
                                 2004    ----------------------------------------------------
                             (UNAUDITED)    2004       2003       2002       2001       2000
                              ---------------------------------------------------------------
Net asset value, beginning
  of period                     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                              --------   --------   --------   --------   --------   --------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income (a)         .002       .001       .003       .007       .027       .026
                              --------   --------   --------   --------   --------   --------
LESS: DIVIDENDS
Dividends from net
  investment income              (.002)     (.001)     (.003)     (.007)     (.027)     (.026)
                              --------   --------   --------   --------   --------   --------
Net asset value, end
  of period                     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                              ========   ========   ========   ========   ========   ========
TOTAL RETURN
Total investment return based
  on net asset value (b)          0.20%      0.06%      0.30%      0.73%      2.71%      2.63%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)             $186,893   $204,196   $243,966   $300,127   $337,139   $281,578
Ratio to average net
  assets of:
    Expenses, net of waivers
      and reimbursements          1.00%(c)   0.94%      1.00%      1.00%      1.00%      1.00%
    Expenses, before waivers
      and reimbursements          1.08%(c)   1.07%      1.07%      1.04%      1.03%      1.07%
    Net investment income (a)     0.39%(c)   0.06%      0.30%      0.74%      2.65%      2.61%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

11


                                             AllianceBernstein Municipal Trust -
                                                            New Jersey Portfolio
________________________________________________________________________________


ALLIANCEBERNSTEIN MUNICIPAL TRUST
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1 (800) 221-5672


TRUSTEES

WILLIAM H. FOULK, JR.(1), Chairman
CHARLES H.P. DUELL(1)
DAVID K. STORRS(1)
SHELBY WHITE(1)


OFFICERS

MARC O. MAYER, Chief Executive Officer
PHILIP L. KIRSTEIN, Senior Vice President and Independent Compliance Officer PATRICIA ITTNER, Senior Vice President
DORIS T. MULLER, Senior Vice President
WILLIAM E. OLIVER, Senior Vice President
RAYMOND J. PAPERA, Senior Vice President
WILLIAM J. FAGAN, Vice President
EILEEN M. MURPHY, Vice President
MARIA C. SAZON, Vice President
MARK R. MANLEY, Secretary
MARK D. GERSTEN, Treasurer and Chief Financial Officer
THOMAS R. MANLEY, Controller


CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT
RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-free 1 (800) 221-5672

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee and Governance and Nominating Committee.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

12


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


(This page left intentionally blank.)

(This page left intentionally blank.)

ALLIANCEBERNSTEIN MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672


YIELDS. For current recorded yield information on AllianceBernstein Municipal Trust, call toll-free (800) 221-9513


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.
(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


ABMTNJSR1204

AllianceBernstein Municipal Trust -New York Portfolio


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


Semi-Annual Report
December 31, 2004
(unaudited)



                                           ALLIANCEBERNSTEIN MUNICIPAL TRUST -
                                                             NEW YORK PORTFOLIO
_______________________________________________________________________________

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                       Beginning          Ending         Expenses
                     Account Value     Account Value       Paid      Annualized
                       July 1,          December 31,      During       Expense
                        2004               2004           Period*       Ratio*
-------------------------------------------------------------------------------

Actual                  $1,000          $1,002.07           $5.05      1.00%
Hypothetical
  (5% return before
  expenses)             $1,000          $1,020.16           $5.09      1.00%


* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

                                           ALLIANCEBERNSTEIN MUNICIPAL TRUST -
                                                             NEW YORK PORTFOLIO
_______________________________________________________________________________



Principal
 Amount
  (000)         Security (a)                   Yield        Value
-------------------------------------------------------------------------------

               MUNICIPAL
               BONDS-87.2%
               NEW YORK-87.2%
               Albany IDA
               (Davies Office
               Refurbishing, Inc.)
               Series 95 AMT
$  1,650       9/01/15 (b)                    2.02%    $1,650,000
               Albany IDA
               (Davies Office
               Refurbishing, Inc.)
               Series 97 AMT
   1,510       2/01/17 (b)                    2.02      1,510,000
               Albany IDA
               (Newkirk Products, Inc.
               Project)
               Series 95A
   1,200       2/01/20 (b)                    2.02      1,200,000
               Albany IDA
               (South Mall Towers
               Project)
               Series 03A AMT
   5,945       8/15/35 (b)                    2.02      5,945,000
               Berne Knox Westerlo
               New York Central
               School District BAN
               Series 04
   1,600       1/07/05                        1.39      1,600,158
               BETHLEHEM IDA
               (467 Delaware Ave
               LLC)
               Series 03A AMT
  11,100       9/01/33 (b)                    2.02     11,100,000
               Chenango County IDA
               (Grace View Manor
               Nursing)
               Series 03
   2,800       2/01/29 (b)                    2.00      2,800,000
               Edgemont Union Free
               School District TAN
               Series 04
   4,000       1/21/05                        1.45      4,002,269
               Huntington New York
               Union Free School
               District TAN
               Series 04
   2,800       6/29/05                        1.60      2,818,970
               Islip IDA
               (Radiation Dynamics)
               Series 88A AMT
   6,000       1/01/09 (b)                    2.07      6,000,000
               Long Island Power
               Authority New York
               Electric Systems
               Subordinated
               Series 98-1A
   2,000       5/01/33 (b)                    1.98      2,000,000
               Long Island Power
               Authority New York
               Electric Systems
               Subordinated
               Series 98-2B
   2,000       5/01/33 (b)                    2.15      2,000,000
               Metropolitan Transit
               Authority
               Series 04 Subseries
               A-3 XLCA
   3,000       11/01/34 (b)                   1.95      3,000,000
               Monroe County IDA
               (St. Ann's Nursing
               Home)
               Series 00
   1,200       7/01/30 (b)                    1.99      1,200,000
               New York City GO
               Series 04H-6
   4,100       3/01/34 (b)                    1.98      4,100,000
               New York City GO
               Series 95F-3
   6,000       2/15/13 (b)                    1.96      6,000,000
               New York City GO
               Series 95F-6
   5,150       2/15/18 (B)                    1.96      5,150,000
               New York City GO
               Series 96J-2
   3,600       2/15/16 (b)                    1.98      3,600,000
               New York City GO
               Series 96J-3
   8,000       2/15/16 (b)                    1.98      8,000,000
               New York City IDA
               (Korean Airlines Co.)
               Series 97A AMT
  19,900       11/01/24 (b)                   1.99     19,900,000
               New York City IDA
               (New York Stock
               Exchange)
               Series 04B
   3,110       5/01/33 (b)                    1.97      3,110,000
               New York City TFA
               (Future Tax Secured)
               Series 01C
   7,000       2/01/32 (b)                    1.98      7,000,000


2


                                           ALLIANCEBERNSTEIN MUNICIPAL TRUST -
                                                             NEW YORK PORTFOLIO
_______________________________________________________________________________

Principal
 Amount
  (000)         Security (a)                   Yield        Value
-------------------------------------------------------------------------------

               New York City TFA
               (NYC Recovery)
               Series 02-3E
$  1,700       11/01/22 (b)                   2.20%    $1,700,000
               NEW YORK DORMITORY
               Authority
               (Mental Health Facilities
               Improvement)
               Series 04F-2A FSA
   11,900      2/15/21 (b)                    1.98     11,900,000
               New York Dormitory
               Authority
               (Teresian House
               Housing Corp.)
               Series 03
   1,970       7/01/33 (b)                    1.95      1,970,000
               New York State
               Environmental
               Facilities Corp. SWDR
               (Waste Management,
               Inc.)
               Series 02B AMT
   3,400       5/01/19 (b)                    2.02      3,400,000
               New York State HFA
               (1500 Lexington Ave.)
               Series 02A AMT
   4,300       5/15/34 (b)                    2.05      4,300,000
               New York State HFA
               (350 West 43rd St.
               Housing)
               Series 01A AMT
   8,650       11/01/34 (b)                   1.99      8,650,000
               New York State HFA
               (350 West 43rd St.
               Housing)
               Series 02A AMT
   5,000       11/01/34 (b)                   1.99      5,000,000
               New York State HFA
               (350 West 43rd St.
               Housing)
               Series 04A AMT
   6,800       11/01/34 (b)                   1.99      6,800,000
               New York State HFA
               (363 West 30th Street)
               Series 00A AMT
   6,600       11/01/32 (b)                   2.00      6,600,000
               New York State HFA
               (Saville Housing)
               Series 02A AMT
  18,000       11/01/35 (b)                   1.99     18,000,000
               New York State HFA
               (South Cove Plaza)
               Series 99A AMT
  18,900       11/01/30 (b)                   2.05     18,900,000
               New York State HFA
               (Victory Housing)
               Series 04-02A AMT
   7,000       11/01/33 (b)                   2.00      7,000,000
               NEW YORK STATE HFA
               (Worth St.)
               Series 01A AMT
   4,000       5/15/33 (b)                    1.97      4,000,000
               New York State HFA
               Service Contract
               Series 03E
   7,000       3/15/27 (b)                    1.93      7,000,000
               New York State HFA
               MFHR
               (240 East 39th Street-
               Saxony Apartments)
               Series 97A AMT
   9,000       5/15/30 (b)                    2.00      9,000,000
               New York State HFA
               MFHR
               (Wood Creek Meadows)
               Series 88A AMBAC
               AMT
   6,800       11/01/28 (b)                   2.01      6,800,000
               New York State Local
               Government
               Assistance Corp.
               Series 94B
  10,380       4/01/23 (b)                    1.92     10,380,000
               New York State Local
               Government
               Assistance Corp.
               Series 95E
   3,000       4/01/25 (b)                    1.95      3,000,000
               North Amityville Fire
               Company, Inc.,
               Series 03
   2,650       9/01/23 (b)                    1.99      2,650,000
               Oneida Indian Nation
               Series 02
  10,500       10/01/32 (b)                   1.97     10,500,000
               Onondaga County IDA
               (Solvay Paperboard
               LLC)
               Series 00A
   9,500       7/01/23 (b)                    2.10      9,500,000




3



PORTFOLIO OF INVESTMENTS (CONTINUED)

                                           ALLIANCEBERNSTEIN MUNICIPAL TRUST -
                                                             NEW YORK PORTFOLIO
_______________________________________________________________________________

Principal
 Amount
  (000)         Security (a)                   Yield        Value
-------------------------------------------------------------------------------

               Onondaga County
               IDA
               (Solvay Paperboard
               Project)
               Series 01 AMT
$  1,000       7/01/23 (b)                    2.10%    $1,000,000
               Ontario County IDA
               (Ultrafab, Inc.)
               Series 95 AMT
   1,400       12/01/15 (b)                   2.15      1,400,000
               Queensbury New York
               Union Free School
               District BAN
               Series 04
  13,279       1/06/05                        1.30     13,280,611
               Rensselaer County
               IDA
               (Rensselaer Polytechnic
               Institute Project)
               Series 97A
   3,500       2/01/22 (b)                    2.00      3,500,000
               Suffolk County IDA
               (ADP, Inc. Project)
               Series 97
   2,285       4/01/18 (b)                    2.40      2,285,000
               Suffolk County IDA
               (Bio-Botanica, Inc.)
               Series 99
   3,570       12/01/19 (b)                   2.03      3,570,000
               Triborough Bridge &
               Tunnel Authority
               Series 00A FSA
   2,300       1/01/31 (b)                    1.95      2,300,000
               Triborough Bridge &
               Tunnel Authority BAN
               SERIES 02F
   5,800       11/01/32 (b)                   1.98      5,800,000
               Vestal New York BAN
               Series 04
   6,040       7/15/05                        1.79      6,078,335
               Wantagh New York
               Union Free School
               District TAN
               Series 04
   1,200       6/29/05                        1.59      1,208,219
               Warren & Washington
               Counties
               (Glen at Hiland
               Meadows Project)
               Series 00
  10,430       12/15/30 (b)                   1.94     10,430,000
               West Islip New York
               Union Free School
               District TAN
               Series 04
   8,150       6/29/05                        1.62      8,194,708
               Westchester County
               IDA
               (Catharine Field Home)
               Series 01
  14,320       1/01/31 (b)                    1.95     14,320,000
               Westchester County
               IDA
               (Hunterbrook Ridge)
               Series 01
     560       1/01/31 (b)                    1.95        560,000
               Westchester County
               IDA
               (Levister
               Redevelopment)
               Series 01A AMT
   3,000       8/01/33 (b)                    1.98      3,000,000
               Total Municipal Bonds
               (amortized cost
               $337,663,270)                          337,663,270

               COMMERCIAL
               PAPER-12.9%
               NEW YORK-10.5%
               Cornell University
               Series 04
   5,400       2/10/05                        1.72      5,400,000
               Metropolitian Transit
               Authority BAN
               (Transit Facility Special
               Obligation)
               Series CP-1A
   5,000       2/10/05                        1.72      5,000,000


4


                                           ALLIANCEBERNSTEIN MUNICIPAL TRUST -
                                                             NEW YORK PORTFOLIO
_______________________________________________________________________________

Principal
 Amount
  (000)         Security (a)                   Yield        Value
-------------------------------------------------------------------------------

               Metropolitian Transit
               Authority BAN
               (Transit Facility Special
               Obligation)
               Series CP-1A
$  10,000      2/09/05                        1.77%   $10,000,000
               New York State Power
               Authority
               Series 1
   9,000       2/10/05                        1.85      9,000,000
               New York Thruway
               Authority
               Series 00 CP-1
  11,200      2/10/05                         1.23     11,200,000

                                                       40,600,000
               PUERTO RICO-2.4%
               Government
               Development Bank
               Series 04
   9,100       1/20/05                        1.85      9,100,000
               Total Commercial Paper
               (amortized cost
               $49,700,000)                            49,700,000

               TOTAL INVESTMENTS-100.1%
               (amortized cost
               $387,363,270)                          387,363,270
               Other assets less
               liabilities-(0.1%)                       (305,615)

               NET ASSETS-100%                       $387,057,655


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:

     AMBAC - American Municipal Bond Assurance Corporation
     AMT   - Alternative Minimum Tax
     BAN   - Bond Anticipation Note
     FSA   - Financial Security Assurance
     GO    - General Obligation
     HFA   - Housing Finance Agency/Authority
     IDA   - Industrial Development Authority
     MFHR  - Multi-Family Housing Revenue
     SWDR  - Solid Waste Disposal Revenue
     TFA   - Transitional Finance Authority
     XLCA  - XL Capital Assurance

     See notes to financial statements.


5


STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2004 (UNAUDITED)

                                           ALLIANCEBERNSTEIN MUNICIPAL TRUST -
                                                             NEW YORK PORTFOLIO
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $387,363,270)        $387,363,270
  Interest receivable                                               1,135,308
  Receivable for investment securities sold                           325,000
  Receivable for capital stock sold                                    10,688
  Total assets                                                    388,834,266

LIABILITIES
  Due to custodian                                                  1,281,186
  Advisory fee payable                                                179,282
  Administrative fee payable                                           90,188
  Distribution fee payable                                             84,674
  Transfer agent fee payable                                           17,341
  Payable for capital stock redeemed                                   10,688
  Accrued expenses                                                    113,252
  Total liabilities                                                 1,776,611

NET ASSETS                                                       $387,057,655

COMPOSITION OF NET ASSETS
  Capital stock, at par                                            $3,871,216
  Additional paid-in capital                                      383,186,439
                                                                 $387,057,655
Net Asset Value Per Share
  (based on 387,121,592 shares outstanding)                            $ 1.00


See notes to financial statements.


6


STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)

                                           ALLIANCEBERNSTEIN MUNICIPAL TRUST -
                                                             NEW YORK PORTFOLIO
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                         $2,908,075

EXPENSES
  Advisory fee (Note B)                      $1,034,490
  Distribution fee (Note C)                     517,245
  Administrative services (Note C)              380,395
  Custodian fees                                 55,938
  Transfer agency (Note B)                       52,105
  Registration fees                              15,180
  Audit fees                                     13,105
  Legal fees                                      5,869
  Printing                                        3,685
  Trustees' fees                                  1,500
  Miscellaneous                                   7,056
  Total expenses                              2,086,568
  Less: expenses waived and
    reimbursed (Notes B & C)                    (20,635)
  Less: expense offset arrangement (Note B)          (1)
  Net expenses                                                      2,065,932

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $   842,143


See notes to financial statements.


7


STATEMENT OF CHANGES IN NET ASSETS

                                           ALLIANCEBERNSTEIN MUNICIPAL TRUST -
                                                             NEW YORK PORTFOLIO
_______________________________________________________________________________


                                         Six Months Ended
                                         December 31, 2004       Year Ended
                                            (unaudited)         June 30, 2004
                                         -----------------      -------------

INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                    $    842,143          $    276,688

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                        (842,143)             (276,688)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net decrease (Note E)                     (17,655,945)          (82,019,342)
  Total decrease                            (17,655,945)          (82,019,342)

NET ASSETS
  Beginning of period                       404,713,600           486,732,942
  End of period                            $387,057,655          $404,713,600


See notes to financial statements.


8



NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (unaudited)


                                           ALLIANCEBERNSTEIN MUNICIPAL TRUST -
                                                             NEW YORK PORTFOLIO
_______________________________________________________________________________


NOTE A: Significant Accounting Policies

AllianceBernstein Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, formerly Alliance Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio (the "Portfolio"), AllianceBernstein Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2004, the reimbursement amounted to $17,587.


9


NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                           ALLIANCEBERNSTEIN MUNICIPAL TRUST -
                                                             NEW YORK PORTFOLIO
_______________________________________________________________________________


The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $21,172 for the six months ended December 31, 2004.

For the year ended December 31, 2004, the Portfolio's expenses were reduced by $1 under an expense offset arrangement with AGIS.

On October 28, 2004, the Adviser announced that it has agreed to sell its cash management business. The Portfolio will be managed to accommodate related redemptions. Accordingly, the Adviser expects to make shorter term investments which may, depending on the yield curve, impact returns. The transaction is expected to be completed by the third quarter of 2005.

NOTE C: Distribution Services Agreement and Administrative Services Payments

Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2004, the distribution fee amounted to $517,245. For the six months ended December 31, 2004, the Distributor has agreed to waive a portion of the distribution fees in the amount of $3,048 for the fund.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2004, such payments by the Portfolio amounted to $380,395 of which $32,334 was paid to the Adviser.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At December 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Dividends paid from net investment income for the year ended June 30, 2004 is exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2004, capital paid-in aggregated $387,057,655. Transactions, all at $1.00 per share, were as follows:

                                          Six Months Ended         Year Ended
                                         December 31, 2004          June 30,
                                            (unaudited)               2004
                                         -----------------         ----------

Shares sold                                 535,923,377         1,112,126,121
Shares issued on reinvestment of
  dividends                                     842,143               276,688
Shares redeemed                            (554,421,465)       (1,194,422,151)
Net decrease                                (17,655,945)          (82,019,342)


10


FINANCIAL HIGHLIGHTS

                                           ALLIANCEBERNSTEIN MUNICIPAL TRUST -
                                                             NEW YORK PORTFOLIO
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          Six Months
                                             Ended
                                          December 31,                     Year Ended June 30,
                                             2004        ---------------------------------------------------------------
                                          (UNAUDITED)        2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

Income From Investment Operations
Net investment income (a)                       .002         .001         .003         .007         .027         .027

Less: Dividends
Dividends from net investment income           (.002)       (.001)       (.003)       (.007)       (.027)       (.027)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
Total Return
Total investment return based on
  net asset value (b)                           0.21%        0.06%        0.32%        0.66%        2.78%        2.69%

Ratios/Supplemental Data
Net assets, end of period
(000's omitted)                             $387,058     $404,714     $486,733     $543,607     $875,496     $730,769
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%(c)     0.93%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.01%(c)     1.00%        1.03%        1.01%        1.01%        1.02%
Net investment income (a)                       0.41%(c)     0.06%        0.32%        0.66%        2.73%        2.67%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.


11


                                           ALLIANCEBERNSTEIN MUNICIPAL TRUST -
                                                             NEW YORK PORTFOLIO
_______________________________________________________________________________


AllianceBernstein Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1 (800) 221-5672



TRUSTEES

William H. Foulk, Jr.(1), Chairman
Charles H.P. Duell(1)
David K. Storrs(1)
Shelby White(1)

OFFICERS

Marc O. Mayer, Chief Executive Officer
Philip L. Kirstein, Senior Vice President and
  Independent Compliance Officer
Patricia Ittner, Senior Vice President
Doris T. Muller, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
William J. Fagan, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and
  Chief Financial Officer
Thomas R. Manley, Controller


CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1 (800) 221-5672

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee and Governance and Nominating Committee.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N - Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.


12



ALLIANCEBERNSTEIN MUNICIPAL TRUST - NEW YORK PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672

Yields. For current recorded yield information on AllianceBernstein Municipal Trust, call toll-free (800) 221-9513

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

AMTNYSR1204

-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN MUNICIPAL TRUST

-OHIO PORTFOLIO
-------------------------------------------------------------------------------


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


SEMI-ANNUAL REPORT
DECEMBER 31, 2004
(UNAUDITED)


FUND EXPENSES
                                            AllianceBernstein Municipal Trust -
                                                                 Ohio Portfolio
_______________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                        Beginning         Ending         Expenses
                         Account          Account          Paid      Annualized
                          Value            Value          During       Expense
                      July 1, 2004   December 31, 2004    Period*       Ratio*
-------------------------------------------------------------------------------
Actual                    $1,000         $1,002.36         $5.05         1.00%

Hypothetical
  (5% return
  before expenses)        $1,000         $1,020.16         $5.09         1.00%

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).


1


PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)
                                            AllianceBernstein Municipal Trust -
                                                                 Ohio Portfolio
_______________________________________________________________________________

   Principal
    Amount
     (000)     Security (a)                         Yield                Value
-------------------------------------------------------------------------------
               MUNICIPAL BONDS-94.8%
               CONNECTICUT-2.6%
               Connecticut HEFA
               (Hartford Hospital)
               Series 00B
$        500   7/01/30 (b)                           1.97%          $  500,000

               MISSISSIPPI-3.9%
               Mississippi MFHR
               (Summer Park)
               Series 99D-2 AMT
         750   10/01/29 (b)                          2.13              750,000
               OHIO-76.7%
               Akron Bath Copley
               Hospital
               (Sumner Ridgewood
               Project)
               Series 02
         835   12/01/32 (b)                          2.02              835,000
               Butler County
               Healthcare Facilities
               Revenue
               (Lifesphere Project)
               Series 02
         400   5/01/27 (b)                           2.00              400,000
               Centerville Health
               Care
               (Bethany Lutheran
               Village)
               Series 88
         200   5/01/08 (b)                           2.03              200,000
               Cuyahoga County
               Hospital
               (Metrohealth System
               Project)
               Series 03
         195   3/01/33 (b)                           2.04              195,000
               Cuyahoga Health Care
               (Judson Retirement
               Community)
         330   11/15/19 (b)                          2.03              330,000
               Franklin County
               MFHR
               (Golf Pointe Apts.
               Project)
               Series 00A AMT
         700   1/01/34 (b)                           2.06              700,000
               Franklin County
               MFHR
               (Golf Pointe Apts.)
               Series 00B AMT
         490   1/01/34 (b)                           2.12%             490,000
               Franklin County
               MFHR
               (Hanover Ridge Apts.)
               Series 00 AMT
       1,450   12/15/30 (b)                          2.08            1,450,000
               Hamilton County
               Student Housing
               Revenue
               (Block 3 Project)
               Series 04
       1,700   8/01/36 (b)                           2.02            1,700,000
               Montgomery County
               Economic
               Development
               Revenue
               (The Dayton Art
               Institute Project)
               Series 96
         500   5/01/26 (b)                           2.05              500,000
               Ohio Air Quality
               Development Authority
               (JMG Funding Ltd.
               Partnership)
               Series 94B AMT
         500   4/01/28 (b)                           2.10              500,000
               Ohio Air Quality
               Development Authority
               (JMG Funding Ltd.
               Partnership)
               Series 95B AMT
         600   4/01/29 (b)                           2.10              600,000
               Ohio Air Quality
               Development
               Authority PCR
               (Ohio Edison)
               Series 00C
         500   6/01/23 (b)                           2.15              500,000
               Ohio Environmental
               Improvement
               Authority
               (Newark Group
               Industries, Inc. Project)
               Series 96 AMT
         195   12/01/26 (b)                          2.03              195,000


2


                                            AllianceBernstein Municipal Trust -
                                                                 Ohio Portfolio
_______________________________________________________________________________

   Principal
     Amount
     (000)     Security (a)                         Yield                Value
-------------------------------------------------------------------------------
               Ohio HFA
               (Residential Mortgage)
               Series 03C AMT
$        700   9/01/34 (b)                           2.02%          $  700,000
               Ohio Higher
               Education Facilities
               Revenue
               (Ashland University
               Project)
               Series 04
         500   9/01/24 (b)                           2.04              500,000
               Ohio Higher
               Education Facilities
               Revenue
               (Pooled)
               Series 02A
         295   9/01/27 (b)                           2.00              295,000
               Ohio Higher
               Education
               Facilities Revenue
               (Pooled)
               Series 03B
         590   11/01/28 (b)                          2.01              590,000
               Ohio SWR
               (BP Exploration &
               Oil Project)
               Series 98 AMT
         750   2/01/33 (b)                           2.23              750,000
               Ohio Water
               Development
               Authority PCR
               (Cleveland)
               Series 99A AMT
         800   6/15/33 (b)                           2.00              800,000
               Warren County
               (Pioneer Industrial
               Components)
               Series 85
       1,500   12/01/05 (b)                          2.23            1,500,000
               Warren County
               Health Care Facilities
               (Otterbein Homes)
               Series 98B
         138   7/01/23 (b)                           2.03              137,980
               Wooster IDR
               (Allen Group, Inc.)
               Series 85
         700   12/01/10 (b)                          1.99              700,000

                                                                    14,567,980
               PUERTO RICO-9.5%
               Puerto Rico
               Commonwealth
               Highway &
               Transportation
               Authority
               Series 98A AMBAC
       1,800   7/01/28 (b)                           1.95            1,800,000

               WASHINGTON-2.1%
               Pierce County
               Economic
               Development
               (Truss Co. Project)
               Series 95 AMT
         400   1/01/20 (b)                           2.10              400,000

               Total Municipal Bonds
               (amortized cost $18,017,980)                         18,017,980

               COMMERCIAL PAPER-3.7%
               WEST VIRGINIA-3.7%
               West Virginia Public
               Energy Authority
               (Morgantown Energy
               Association Project)
               Series 89A AMT
         700   3/10/05                               1.60              700,000

               TOTAL INVESTMENTS-98.5%
               (amortized cost $18,717,980)                         18,717,980
               Other assets less liabilities-1.5%                      277,595

               NET ASSETS-100%                                   $  18,995,575

-------------------------------------------------------------------------------
See footnote summary on page 4.


3


PORTFOLIO OF INVESTMENTS
(continued)
                                            AllianceBernstein Municipal Trust -
                                                                 Ohio Portfolio
_______________________________________________________________________________

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:

     AMBAC - American Municipal Bond Assurance Corporation
     AMT   - Alternative Minimum Tax
     HEFA  - Health & Educational Facility Authority
     HFA   - Housing Finance Agency/Authority
     IDR   - Industrial Development Revenue
     MFHR  - Multi-Family Housing Revenue
     PCR   - Pollution Control Revenue
     SWR   - Solid Waste Revenue

     See notes to financial statements.


4


STATEMENT OF ASSETS & LIABILITIES
December 31, 2004 (unaudited)
                                            AllianceBernstein Municipal Trust -
                                                                 Ohio Portfolio
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $18,717,980)          $ 18,717,980
  Cash                                                                 226,193
  Receivable for investment securities sold                             70,000
  Interest receivable                                                   31,761
  Receivable due from adviser                                            3,164
  Total assets                                                      19,049,098

LIABILITIES
  Distribution fee payable                                               4,202
  Administrative fee payable                                             3,296
  Transfer Agent fee payable                                               169
  Accrued expenses                                                      45,856
  Total liabilities                                                     53,523

NET ASSETS                                                        $ 18,995,575

COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $    189,972
  Additional paid-in capital                                        18,801,109
  Undistributed net investment income                                    4,494
                                                                  $ 18,995,575

NET ASSET VALUE PER SHARE
  (based on 18,997,178 shares outstanding)                              $ 1.00

-------------------------------------------------------------------------------
See notes to financial statements.


5


STATEMENT OF OPERATIONS
Six Months Ended December 31, 2004 (unaudited)

                                            AllianceBernstein Municipal Trust -
                                                                 Ohio Portfolio
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                           $ 132,918

EXPENSES
  Advisory fee (Note B)                            $ 45,253
  Distribution fee (Note C)                          22,627
  Custodian fees                                     36,778
  Transfer agency (Note B)                           12,637
  Administrative services (Note C)                   10,983
  Audit fees                                          9,764
  Printing                                            5,675
  Legal fees                                          2,124
  Trustees' fees                                      1,257
  Registration fees                                   1,164
  Miscellaneous                                         860

  Total expenses                                    149,122
  Less: expenses waived and reimbursed (Note B)     (58,615)

  Net expenses                                                          90,507

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $  42,411

-------------------------------------------------------------------------------
See notes to financial statements.


6


STATEMENT OF CHANGES IN NET ASSETS
                                            AllianceBernstein Municipal Trust -
                                                                 Ohio Portfolio
_______________________________________________________________________________

                                            Six Months Ended
                                           December 31, 2004      Year Ended
                                              (unaudited)       June 30, 2004
                                           -----------------    -------------
INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income                      $     42,411       $     17,644

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                           (42,411)           (17,672)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net decrease (Note E)                          (389,929)          (740,277)
  Total decrease                                 (389,929)          (740,305)

NET ASSETS
  Beginning of period                          19,385,504         20,125,809
  End of period (including undistributed
    net investment income of $4,494 and
    $4,494, respectively)                    $ 18,995,575       $ 19,385,504

-------------------------------------------------------------------------------
See notes to financial statements.


7


NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (unaudited)
                                            AllianceBernstein Municipal Trust -
                                                                 Ohio Portfolio
_______________________________________________________________________________

NOTE A: Significant Accounting Policies

AllianceBernstein Municipal Trust (the "Fund"), is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio (the "Portfolio"). Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2004, the reimbursement amounted to $58,615.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 2004.

On October 28, 2004, the Adviser announced that it has agreed to sell its cash management business. The Portfolio will be managed to accommodate related redemptions. Accordingly, the Adviser expects to make shorter term investments which may, depending on the yield curve, impact returns. The transaction is expected to be completed by the third quarter of 2005.


8


                                            AllianceBernstein Municipal Trust -
                                                                 Ohio Portfolio
_______________________________________________________________________________

NOTE C: Distribution Services Agreement and Administrative Services Payments

Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2004, the distribution fee amounted to $22,627.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services. For the six months ended December 31, 2004, such payments amounted to $10,983. The Portfolio also may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2004, the Adviser waived such reimbursement, amounting to $32,334.

NOTE D: Investment Transactions, Income Taxes  and Distributions to Shareholders

At December 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2004, the Portfolio had undistributed tax exempt income of $4,494. Dividends paid from net investment income for the year ended June 30, 2004 is exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. On December 31, 2004, capital paid-in aggregated $18,991,081. Transactions, all at $1.00 per share, were as follows:

                                            Six Months Ended     Year Ended
                                            December 31, 2004      June 30,
                                               (unaudited)           2004
                                            -----------------    -----------
Shares sold                                     19,977,495        45,885,223
Shares issued on
  reinvestment of dividends                         42,411            17,672
Shares redeemed                                (20,409,835)      (46,643,172)
Net decrease                                      (389,929)         (740,277)


9


FINANCIAL HIGHLIGHTS
                                            AllianceBernstein Municipal Trust -
                                                                 Ohio Portfolio
_______________________________________________________________________________

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                        Six Months Ended         Year Ended June 30,         January 2, 2001(a)
                                       December 31, 2004  -----------------------------------       to
                                           (unaudited)      2004          2003         2002    June 30, 2001
                                       -----------------  ---------    ---------    ---------  -------------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

Income From Investment Operations
Net investment income (b)                       .002         .001         .004         .008         .011

Less: Dividends
Dividends from net investment income           (.002)       (.001)       (.004)       (.008)       (.011)

Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

Total Return
Total investment return based on
  net asset value (c)                           0.24%        0.09%        0.38%        0.80%        1.14%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)    $18,996      $19,386      $20,126      $17,030      $15,746
  Expenses, net of waivers
    and reimbursements                          1.00%(d)     0.97%        1.00%        1.00%        0.96%(d)
  Expenses, before waivers
    and reimbursements                          1.65%(d)     1.99%        2.27%        2.15%        2.63%(d)
  Net investment income (b)                     0.47%(d)     0.09%        0.36%        0.80%        2.29%(d)

-------------------------------------------------------------------------------
(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.


10


                                            AllianceBernstein Municipal Trust -
                                                                 Ohio Portfolio
_______________________________________________________________________________

AllianceBernstein Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES

William H. Foulk, Jr.(1), CHAIRMAN
Charles H.P. Duell(1)
David K. Storrs(1)
Shelby White(1)


OFFICERS

Marc O. Mayer, CHIEF EXECUTIVE OFFICER
Philip L. Kirstein, SENIOR VICE PRESIDENT AND INDEPENDENT COMPLIANCE OFFICER Patricia Ittner, SENIOR VICE PRESIDENT
Doris T. Muller, SENIOR VICE PRESIDENT
William E. Oliver, SENIOR VICE PRESIDENT
Raymond J. Papera, SENIOR VICE PRESIDENT
William J. Fagan, VICE PRESIDENT
Eileen M. Murphy, VICE PRESIDENT
Maria C. Sazon, VICE PRESIDENT
Mark R. Manley, SECRETARY
Mark D. Gersten, TREASURER AND CHIEF FINANCIAL OFFICER
Thomas R. Manley, CONTROLLER


CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110


DISTRIBUTOR

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105


TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-free 1 (800) 221-5672


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
300 Madison Avenue
New York, NY 10017


LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004



(1)  Member of the Audit Committee and Governance and Nominating Committee.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.


11


AllianceBernstein Municipal Trust - Ohio Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672

Yields. For current recorded yield information on AllianceBernstein Municipal Trust, call toll-free (800) 221-951

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

(SM)  THIS SERVICE MARK USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.


ABMTOHSR1204

-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN MUNICIPAL TRUST
-PENNSYLVANIA  PORTFOLIO
-------------------------------------------------------------------------------


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


SEMI-ANNUAL REPORT
DECEMBER 31, 2004
(UNAUDITED)


FUND EXPENSES
                                            AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                        Beginning         Ending         Expenses
                         Account          Account          Paid      Annualized
                          Value            Value          During       Expense
                      July 1, 2004   December 31, 2004    Period*       Ratio*
-------------------------------------------------------------------------------
Actual                    $1,000         $1,002.23         $5.05         1.00%
Hypothetical
  (5% return
  before expenses)        $1,000         $1,020.16         $5.09         1.00%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)
                                            AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________

  Principal
    Amount
     (000)     Security (a)                         Yield                Value
-------------------------------------------------------------------------------
               MUNICIPAL BONDS-89.5%
               ALASKA-1.1%
               Valdez Marine
               Terminal
               (BP Pipelines Project)
               Series 03B
$        900   7/01/37 (b)                           2.18%          $  900,000
               CALIFORNIA-2.5%
               California State
               Department of Water
               Resources
               Series 02C-9
       2,000   5/01/22 (b)                           1.95            2,000,000

               CONNECTICUT-2.1%
               Connecticut
               Development
               Authority SWR
               (Rand Whitney Project)
               Series 93 AMT
       1,700   8/01/23 (b)                           2.01            1,700,000

               NEW YORK-2.3%
               New York State HFA
               (350 West 43Rd St.
               Housing)
               Series 02A AMT
       1,900   11/01/34 (b)                          1.99            1,900,000

               PENNSYLVANIA-68.7%
               Allegheny County
               IDA
               (Karrington of South
               Hills Assisted Living)
               Series 96A AMT
       1,200   7/01/26 (b)                           2.04            1,200,000
               Allegheny County IDA
               (Sacred Heart High
               School)
               Series 02
       1,000   6/01/22 (b)                           2.06            1,000,000
               Allegheny County IDA
               (United Jewish
               Federation Project)
               Series 96A
       5,120   10/01/26 (b)                          2.01            5,120,000
               Allegheny County IDA
               (UPMC Health
               Systems)
               Series 02C
       1,900   3/01/15 (b)                           2.01            1,900,000
               Berks County IDA
               (One Douglassville
               Prop.)
               Series 04 AMT
       6,000   7/01/34 (b)                           2.05            6,000,000
               Chartiers Valley IDA
               (Asbury Villas)
               Series 00B
       4,160   12/01/30 (b)                          2.03            4,160,000
               Chester County
               Health and Education
               (Kendal Crosslands
               Communities)
               Series 03
       4,000   4/01/33 (b)                           2.03            4,000,000
               Chester County IDA
               (West Chester University
               Student Housing)
               Series 03
       3,500   8/01/35 (b)                           2.02            3,500,000
               Emmaus General
               Authority Revenue
               Series 89
       6,900   3/01/24 (b)                           2.02            6,900,000
               Indiana County IDA
               (Conemaugh Project)
               Series 97A AMT
       1,355   6/01/27 (b)                           2.00            1,355,000
               Indiana County IDA
               (Exelon Generation Co.)
               Series 03A AMT
       1,000   6/01/27 (b)                           2.02            1,000,000
               Luzerne County IDA
               (Methodist Homes)
               Series 03
       3,900   2/01/29 (b)                           2.04            3,900,000
               Pennsylvania Higher
               Educational Facility
               Authority
               (Holy Family College)
               Series 02B
       1,455   12/01/32 (b)                          2.02            1,455,000
               Philadelphia Hospital
               & Higher Education
               Facilities
               (Thomas Jefferson
               University)
               Series 03
       2,130   1/01/17 (b)                           2.02            2,130,000


2


                                            AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________

  Principal
   Amount
    (000)      Security (a)                         Yield                Value
-------------------------------------------------------------------------------
               Philadelphia IDA
               (Greater Philadelphia
               Health)
               Series 03
$      3,145   1/01/24 (b)                           2.02%        $  3,145,000
               Philadelphia IDA
               (School For The Deaf)
               Series 02
       1,900   11/01/32 (b)                          2.04            1,900,000
               Philadelphia IDA
               (Settlement Music
               School Project)
               Series 04
       3,350   3/01/29 (b)                           1.95            3,350,000
               Philadelphia IDR
               (Fox Chase Cancer
               Center Project)
               Series 97
       3,710   7/01/25 (b)                           2.19            3,710,000

                                                                    55,725,000
               PUERTO RICO-4.0%
               Puerto Rico
               Commonwealth
               Highway &
               Transportation
               Authority
               Series 98A AMBAC
       3,230   7/01/28 (b)                           1.95            3,230,000

               SOUTH CAROLINA-3.2%
               Florence County Solid
               Waste Disposal &
               Wastewater Treatment
               (Roche Carolina, Inc.
               Project)
               Series 98 AMT
       2,600   4/01/28 (b)                           2.26            2,600,000

               TEXAS-2.5%
               Gulf Coast Waste
               Disposal Authority
               (BP Products North
               America Project)
               Series 02 AMT
       2,000   7/01/36 (b)                           2.23            2,000,000

               WISCONSIN-3.1%
               Franklin IDR
               (Nowakowski, Inc. Project)
               Series 98 AMT
       1,250   12/01/18 (b)                          2.05            1,250,000
               River Falls IDR
               (M & O PROPERTIES, LLC)
               Series 00A AMT
       1,240   10/01/20 (b)                          2.05            1,240,000

                                                                     2,490,000
               Total Municipal Bonds
               (amortized cost $72,545,000)                         72,545,000

               COMMERCIAL PAPER-8.0%
               PENNSYLVANIA-8.0%
               Montgomery County
               IDA
               (Exelon Generation Co.)
               AMT
               Series 01A
       3,500   2/10/05                               1.75            3,500,000
               Venango IDA
               (Scrubgrass Project)
               Series 93 AMT
       1,000   2/10/05                               1.75            1,000,000
               Venango IDA
               (Scrubgrass Project)
               Series 93 AMT
       2,000   1/13/05                               1.87            2,000,000

                                                                     6,500,000
               Total Commercial Paper
               (amortized cost $6,500,000)                           6,500,000

               TOTAL INVESTMENTS-97.5%
               (amortized cost $79,045,000)                         79,045,000
               Other assets less liabilities-2.5%                    2,011,404

               NET ASSETS-100%                                    $ 81,056,404

-------------------------------------------------------------------------------
See footnote summary on page 4.


3


PORTFOLIO OF INVESTMENTS (continued)
                                            AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:

     AMBAC  -  American Municipal Bond Assurance Corporation
     AMT    -  Alternative Minimum Tax
     HFA    -  Housing Finance Agency/Authority
     IDA    -  Industrial Development Authority
     IDR    -  Industrial Development Revenue
     SWR    -  Solid Waste Revenue

-------------------------------------------------------------------------------
     See notes to financial statements.


4


STATEMENT OF ASSETS & LIABILITIES
December 31, 2004 (unaudited)
                                            AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________

ASSETS
  Investments in securities, at value
    (cost $79,045,000)                                            $ 79,045,000
  Cash                                                               1,511,951
  Receivable for investment securities sold                            485,000
  Interest receivable                                                  115,476
  Total assets                                                      81,157,427

LIABLITIES
  Advisory fee payable                                                  22,669
  Administrative fee payable                                            18,136
  Distribution fee payable                                              16,472
  Transfer Agent fee payable                                             4,031
  Accrued expenses                                                      39,715
  Total liabilities                                                    101,023

NET ASSETS                                                        $ 81,056,404

COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $    810,635
  Additional paid-in capital                                        80,214,593
  Undistributed net investment income                                   31,176
                                                                  $ 81,056,404
NET ASSET VALUE PER SHARE
  (based on 81,063,529 shares outstanding)                               $1.00

-------------------------------------------------------------------------------
See notes to financial statements.


5


STATEMENT OF OPERATIONS
Six Months Ended December 31, 2004 (unaudited)

                                            AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                           $ 547,256

EXPENSES
  Advisory fee (Note B)                            $ 189,529
  Distribution fee (Note C)                           94,764
  Administrative services (Note C)                    74,846
  Custodian fees                                      39,530
  Transfer agency (Note B)                            20,422
  Audit fees                                          13,388
  Printing                                             7,423
  Legal fees                                           6,007
  Registration fees                                    3,405
  Trustees' fees                                       1,200
  Miscellaneous                                        1,378
  Total expenses                                     451,892
  Less: expenses waived and reimbursed
    (Notes B & C)                                    (72,962)
  Net expenses                                                         378,930

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $ 168,326

-------------------------------------------------------------------------------
See notes to financial statements.


6


STATEMENT OF CHANGES IN NET ASSETS
                                            AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________


                                              SIX MONTHS ENDED
                                              DECEMBER 31, 2004    YEAR ENDED
                                                 (UNAUDITED)      JUNE 30, 2004
                                              -----------------   -------------
INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income                          $   168,326       $    61,439

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                             (168,326)          (61,564)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase (decrease)
    (Note E)                                       2,400,775       (14,230,802)
  Total increase (decrease)                        2,400,775       (14,230,927)

NET ASSETS
  Beginning of period                             78,655,629        92,886,556
  End of period, (including undistributed
    net investment income of $31,176 and
    $31,176, respectively)                      $ 81,056,404      $ 78,655,629

-------------------------------------------------------------------------------
See notes to financial statements.


7


NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (unaudited)
                                            AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________

NOTE A: Significant Accounting Policies

AllianceBernstein Municipal Trust (the "Fund"), is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio (the "Portfolio") and AllianceBernstein Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2004, the contractual reimbursement amounted to $72,835.


8


                                            AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 2004.

On October 28, 2004, The Adviser announced that it has agreed to sell its cash management business. The Portfolio will be managed to accommodate related redemptions. Accordingly the Adviser expects to make shorter termRea investments which may, depending on the yield curve, impact returns. The transaction is expected to be completed by the third quarter of 2005.

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES PAYMENTS

Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2004, the distribution fee amounted to $94,764. For the six months ended December 31, 2004, the Distributor has agreed to waive a portion of the distribution fees in the amount of $127 for the fund.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2004 such payments by the Portfolio amounted to $74,846, of which $32,334 was paid to the Adviser and its affiliates.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At December 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Dividends paid from net investment income for the year ended June 30, 2004 is exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. On December 31, 2004, capital paid-in aggregated $81,025,228. Transactions, all at $1.00 per share, were as follows:

                                           SIX MONTHS ENDED         YEAR ENDED
                                           DECEMBER 31, 2004          JUNE 30,
                                              (UNAUDITED)               2004
                                           -----------------       ------------
Shares sold                                    168,503,882         374,484,082
Shares issued on
  reinvestment of dividends                        168,326              61,564
Shares redeemed                               (166,271,433)       (388,776,448)
Net increase (decrease)                          2,400,775         (14,230,802)


9


FINANCIAL HIGHLIGHTS
                                            AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                            Six Months
                                               Ended
                                            December 31,           Year Ended June 30,        July 31, 2000(a)
                                                2004     ------------------------------------       to
                                            (unaudited)     2004         2003         2002     June 30, 2001
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

Income From Investment Operations
Net investment income (b)                       .002         .001         .004         .008         .026

Less: Dividends
Net investment income (b)                      (.002)       (.001)       (.004)       (.008)       (.026)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

Total Return
Total investment return based
  on net asset value (c)                        0.22%        0.07%        0.37%        0.81%        2.61%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)    $81,056      $78,656      $92,887      $81,114      $82,834
Ratio to average net assets of:
  Expenses, net of waivers
    and reimbursements                          1.00%(d)     0.95%        1.00%        1.00%        1.00%(d)
  Expenses, before waivers
    and reimbursements                          1.19%(d)     1.15%        1.14%        1.18%        1.22%(d)
  Net investment income (b)                     0.44%(d)     0.07%        0.35%        0.79%        2.79%(d)

(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.


10


                                            AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________

AllianceBernstein Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES

William H. Foulk, Jr.(1), CHAIRMAN
Charles H.P. Duell(1)
David K. Storrs(1)
Shelby White(1)


OFFICERS

Marc O. Mayer, CHIEF EXECUTIVE OFFICER
Philip L. Kirstein, SENIOR VICE PRESIDENT AND INDEPENDENT COMPLIANCE OFFICER Patricia Ittner, SENIOR VICE PRESIDENT
Doris T. Muller, SENIOR VICE PRESIDENT
William E. Oliver, SENIOR VICE PRESIDENT
Raymond J. Papera, SENIOR VICE PRESIDENT
William J. Fagan, VICE PRESIDENT
Eileen M. Murphy, VICE PRESIDENT
Maria C. Sazon, VICE PRESIDENT
Mark R. Manley, SECRETARY
Mark D. Gersten, TREASURER AND CHIEF FINANCIAL OFFICER
Thomas R. Manley, CONTROLLER


CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110


DISTRIBUTOR

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105


TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1 (800) 221-5672


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017


LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

-------------------------------------------------------------------------------
(1)  Member of the Audit Committee and Governance and Nominating Committee.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.


11


AllianceBernstein Municipal Trust - Pennsylvania Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672

Yields. For current recorded yield information on AllianceBernstein Municipal Trust, call toll-free (800) 221-9513

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.
(SM) THIS SERVICE MARK USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.


ABMTPASR1204

AllianceBernstein Municipal Trust - Virginia Portfolio



[LOGO] AllianceBernstein(SM)
       Investment Research and Management


Semi-Annual Report
DECEMBER 31, 2004
(UNAUDITED)






                                           AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________



FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                            Beginning       Ending
                          Account Value   Account Value    Expenses Paid    Annualized
                          July 1, 2004  December 31, 2004  During Period*  Expense Ratio*
------------------------------------------------------------------------------------------
Actual                       $1,000        $1,002.22          $5.05           1.00%
Hypothetical
  (5% return
  before expenses)           $1,000        $1,020.16          $5.09           1.00%


* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


PORTFOLIO OF INVESTMENTS

December 31, 2004 (unaudited)

                                           AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________



PRINCIPAL
AMOUNT
(000)      SECURITY(a)                           YIELD          VALUE
-------------------------------------------------------------------------------

            MUNICIPAL
            BONDS-85.2%
            ALABAMA-0.9%
            DECATUR IDA SWDR
            (Amoco Chemical Co.
            Project)
            Series 95 AMT
$  1,000    5/01/25 (b)                          2.23%        $1,000,000
            CALIFORNIA-3.4%
            CALIFORNIA DEPARTMENT
            OF WATER RESOURCES
            Series 02B-2
   4,000    5/01/22 (b)                          2.25          4,000,000
            CONNECTICUT-0.4%
            CONNECTICUT HFA
            (Housing Mortgage
            Finance Program)
            Series 01D-3 AMT
            AMBAC
     500    5/15/33 (b)                          1.98            500,000
            NEW JERSEY-2.5%
            HUDSON COUNTY
            IMPROVEMENT
            AUTHORITY
            (Essential Purpose
            Pooled Government)
            Series 86
   2,900    7/15/26 (b)                          1.95          2,900,000
            PUERTO RICO-0.3%
            PUERTO RICO
            COMMONWEALTH
            HIGHWAY &
            TRANSPORTATION
            AUTHORITY
            Series 98A AMBAC
     400    7/01/28 (b)                          1.95            400,000
            TEXAS-1.6%
            LOWER NECHES VALLEY
            AUTHORITY IDR
            (EXXONMOBIL PROJECT)
            Series 01B AMT
   1,900    11/01/29 (b)                         2.15          1,900,000
            VIRGINIA-76.1%
            ALEXANDRIA
            EDUCATIONAL FACILITY
            REVENUE IDA
            (Church School
            Diocese of Virginia)
            Series 99
   1,075    1/01/30 (b)                          2.00          1,075,000
            BOTETOURT COUNTY IDR
            (Virginia Forge Co.
            Project)
            Series 96 AMT
     700    7/01/11 (b)                          2.06            700,000
            BRISTOL IDA
            (Bristol Health Care
            Center)
            Series 86
   2,665    6/01/10 (b)                          1.70          2,665,000
            BRUNSWICK COUNTY
            IDA
            (Aegis Waste Solutions,
            Inc.)
            Series 96 AMT
   5,200    1/01/17 (b)                          2.03          5,200,000
            CAMPBELL COUNTY PCR
            (Georgia Pacific Power)
            AMT
   3,000    12/01/19 (b)                         2.06          3,000,000
            CHESAPEAKE HOSPITAL
            AUTHORITY
            (Chesapeake General
            Hospital)
            Series 01A
   2,000    7/01/31 (b)                          2.00          2,000,000
            CHESAPEAKE HOSPITAL
            AUTHORITY
            (Chesapeake General
            Hospital)
            Series 01B
   4,000    7/01/31 (b)                          2.00          4,000,000
            EMPORIA IDA
            (Toll VA III LP Project)
            Series 99 AMT
   1,500    11/01/23 (b)                         2.05          1,500,000
            FAIRFAX COUNTY IDA
            (Inova Health System)
            Series 88C
   2,160    10/01/25 (b)                         2.00          2,160,000


2


                                           AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________



PRINCIPAL
AMOUNT
(000)      SECURITY(a)                           YIELD          VALUE
-------------------------------------------------------------------------------

            FAIRFAX COUNTY IDR
            (Fair Lakes/ D&K LP)
            Series 96 AMT
$  6,375    8/01/16 (b)                          2.04%        $6,375,000
            HAMPTON
            REDEVELOPMENT &
            HOUSING AUTHORITY
            MFHR
            (Township Apartments
            Project)
            Series 98
   4,000    10/15/32 (b)                         2.00          4,000,000
            HARRISONBURG MFHR
            (Huntington Village
            Apartments Project)
            Series 01 AMT
     500    8/15/33 (b)                          2.03            500,000
            HENRICO EDA
            (White Oak
            Semiconductor)
            Series 00 AMT
  11,288    10/01/27 (b)                         2.02         11,288,000
            JAMES CITY IDA
            MFHR
            (Chambrel at
            Williamsburg Project)
            Series 02
   6,500    11/15/32 (b)                         2.00          6,500,000
            KING GEORGE COUNTY
            IDA SWDR
            (Garnet of VA, Inc.)
            Series 96 AMT
   7,890    9/01/21 (b)                          2.05          7,890,000
            LOUISA COUNTY IDA
            (Pooled Financing)
            Series 95
     860    1/01/20 (b)                          2.00            860,000
            LOUISA COUNTY IDA
            (University of Virginia
            Health Services
            Foundation)
            Series 00
   1,860    10/01/30 (b)                         2.00          1,860,000
            METROPOLITAN
            WASHINGTON DC
            AIRPORT AUTHORITY
            (Airport Systems
            Revenue)
            Series 02C FSA AMT
   3,970    10/01/21 (b)                         2.00          3,970,000
            NELSON COUNTY IDA
            (Taylor Ramsey Corp.)
            Series 99 AMT
     525    8/01/09 (b)                          2.05            525,000
            NEWPORT NEWS
            REDEVELOPMENT &
            HOUSING MFHR
            (Springhouse
            Apartments)
            Series 01
   3,500    9/01/26 (b)                          2.00          3,500,000
            PORTSMOUTH MFHR
            (Marsh Landing Project)
            Series 03A-1 AMT
   4,220    6/01/30 (b)                          2.06           4,220,000
            RICHMOND
            REDEVELOPMENT
            MFHR
            (Tobacco Row)
            Series 89B-2 AMT
   1,000    10/01/24 (b)                         2.05           1,000,000
            RICHMOND
            REDEVELOPMENT
            MFHR
            (Tobacco Row)
            Series 89B-8 AMT
   3,555    10/01/24 (b)                         2.05          3,555,000
            SUFFOLK IDA
            RESIDENTIAL CARE
            FACILITY
            (Lake Prince Center
            Project)
            Series 01
   6,600    10/01/31 (b)                         2.10          6,600,000
            SUFFOLK REDEVELOPMENT
            & HOUSING AUTHORITY
            MFHR
            (Oak Springs
            Apartments)
            Series 99
   1,900    12/01/19 (b)                         2.00          1,900,000


3


PORTFOLIO OF INVESTMENTS (continued)

                                           AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________

PRINCIPAL
AMOUNT
(000)      SECURITY(a)                           YIELD          VALUE
-------------------------------------------------------------------------------

            VIRGINIA BEACH
            DEVELOPMENT
            AUTHORITY
            (Chesapeake Bay
            Academy)
            Series 00
$  3,000    4/01/25 (b)                           2.04%    $   3,000,000
                                                              89,843,000
            Total Municipal Bonds
            (amortized cost
            $100,543,000)                                    100,543,000

            COMMERCIAL
            PAPER-13.5%
            PUERTO RICO-1.7%
            GOVERNMENT
            DEVELOPMENT BANK
            Series 04
   2,000    1/20/05                              1.85          2,000,000
            VIRGINIA-11.8%
            METROPOLITAN
            WASHINGTON DC
            AIRPORT AUTHORITY
            Series 99A AMT
   1,500    2/08/05                              1.77          1,500,000
            NORFOLK IDA
            (Sentara Hospital)
            Series 04
   5,500    2/07/05                              1.85          5,500,000
            PENINSULA PORTS
            AUTHORITY
            (Coal Terminal
            Revenue)
            Series 87B
   1,335    2/07/05                              1.83          1,335,000
            UNIVERSITY OF VIRGINIA
            Series 03A
   3,000    2/09/05                              1.74          3,000,000
            UNIVERSITY OF VIRGINIA
            Series 03A
   2,600    2/10/05                              1.81          2,600,000
                                                              13,935,000
            Total Commercial Paper
            (amortized cost
            $15,935,000)                                      15,935,000
            TOTAL
            INVESTMENTS-98.7%
            (amortized cost
            $116,478,000)                                    116,478,000
            Other assets less
            liabilities-1.3%                                   1,572,171
            NET ASSETS-100%                                $ 118,050,171



(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:
AMBAC - American Municipal Bond Assurance Corporation
AMT   - Alternative Minimum Tax
EDA   - Economic Development Authority
FSA   - Financial Security Assurance
HFA   - Housing Finance Agency/Authority
IDA   - Industrial Development Authority
IDR   - Industrial Development Revenue
MFHR  - Multi-Family Housing Revenue
PCR   - Pollution Control Revenue
SWDR  - Solid Waste Disposal Revenue

See notes to financial statements.


4


                                           AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________


STATEMENT OF ASSETS & LIABILITIES

December 31, 2004 (unaudited)

ASSETS
  Investments in securities, at value (cost $116,478,000)      $116,478,000
  Cash                                                            1,302,035
  Receivable for investment securities sold                         245,036
  Interest receivable                                               169,076
  Total assets                                                  118,194,147
LIABILITIES
  Advisory fee payable                                               42,003
  Administrative fee payable                                         26,199
  Distribution fee payable                                           25,441
  Transfer agent fee payable                                          3,633
  Accrued expenses                                                   46,700
  Total liabilities                                                 143,976
NET ASSETS                                                     $118,050,171
COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $1,180,582
  Additional paid-in capital                                    116,869,717
  Accumulated net realized loss on investment transactions             (128)
                                                               $118,050,171
NET ASSET VALUE PER SHARE
  (based on 118,058,196 shares outstanding)                          $ 1.00

See notes to financial statements.



5


STATEMENT OF OPERATIONS
Six Months Ended December 31, 2004 (unaudited)

                                           AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                         $884,723
EXPENSES
  Advisory fee (Note B)                              $308,235
  Distribution fee (Note C)                           154,117
  Administrative Services (Note C)                    112,394
  Custodian fees                                       40,280
  Transfer agency (Note B)                             16,713
  Audit fees                                           13,756
  Printing                                              9,827
  Registration fees                                     6,684
  Legal fees                                            5,850
  Trustees' fees                                        1,300
  Miscellaneous                                         2,391
  Total expenses                                      671,546
  Less: expense waived and reimbursed (Note B)        (55,077)
  Less: expense offset arrangement (Note B)                (1)
  Net expenses                                                      616,469
Net increase in net assets from operations                         $268,254



See notes to financial statements.

6


                                           AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________



STATEMENT OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------
                                              SIX MONTHS ENDED
                                              DECEMBER 31, 2004    YEAR ENDED
                                                 (UNAUDITED)      JUNE 30, 2004
                                              -----------------   --------------

INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                               $268,254        $103,221
DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                               (268,254)       (103,221)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net decrease (Note E)                            (11,133,811)     (9,229,446)
  Total decrease                                   (11,133,811)     (9,229,446)
NET ASSETS
  Beginning of period                              129,183,982     138,413,428
  End of period                                   $118,050,171    $129,183,982



See notes to financial statements.


7


NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (unaudited)

                                           AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________


NOTE A: Significant Accounting Policies

AllianceBernstein Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio (the "Portfolio"), AllianceBernstein Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2004, the contractual reimbursement amounted to $55,077.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 2004.


8


                                           AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________


For the six months ended December 31, 2004, the Portfolio's expenses were reduced by $1 under an expense offset arrangement with AGIS.

On October 28, 2004, the Adviser announced that it has agreed to sell its cash management business. The Portfolio will be managed to accommodate related redemptions. Accordingly, the Adviser expects to make shorter term investments which may, depending on the yield curve, impact returns. The transaction is expected to be completed by the third quarter of 2005.

NOTE C: Distribution Services Agreement and Administrative Services Payments

Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2004, the distribution fee amounted to $154,117.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2004, such payments by the Portfolio amounted to $112,394, of which $32,334 was paid to the Adviser.

NOTE D: Investment Transactions, Income Taxes  and Distributions to Shareholders

At December 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2004, the Portfolio had a capital loss carryforward of $128, which expires 2005. To the extent that any capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. Dividends paid from net investment income for the year ended June 30, 2004 is exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2004, capital paid-in aggregated $118,050,299. Transactions, all at $1.00 per share, were as follows:

                                                Six Months Ended    Year Ended
                                                December 31, 2004    June 30,
                                                  (unaudited)          2004
                                                ----------------   ------------
Shares sold                                         149,387,375    284,996,866
Shares issued on reinvestment of dividends              268,254        103,221
Shares redeemed                                    (160,789,440)  (294,329,533)
Net decrease                                        (11,133,811)    (9,229,446)


9




FINANCIAL HIGHLIGHTS

                                           AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                           SIX MONTHS
                                              ENDED
                                           DECEMBER 31,                   YEAR ENDED JUNE 30,
                                               2004  ----------------------------------------------------------------
                                          (UNAUDITED)        2004         2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $1.00           $1.00         $1.00        $1.00        $1.00         $1.00

Income From Investment Operations

Net investment income (a)                   .002            .001          .003         .008         .029          .028

Less: Dividends
Dividends from net investment income       (.002)          (.001)        (.003)       (.008)       (.029)        (.028)
Net asset value, end of period             $1.00           $1.00         $1.00        $1.00        $1.00         $1.00
Total Return

Total investment return based on
  net asset value (b)                       0.22%           0.08%         0.33%        0.82%        2.92%         2.84%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                       $118,050        $129,184      $138,413     $142,285     $159,494      $131,928

Ratio to average net assets of:
 Expenses, net of waivers and
  reimbursements                            1.00%(c)        0.96%         1.00%        1.00%        1.00%         1.00%
 Expenses, before waivers and
  reimbursements                            1.09%(c)        1.07%         1.09%        1.07%        1.06%         1.07%
 Net investment income (a)                  0.44%(c)        0.08%         0.34%        0.84%        2.87%         2.81%



(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

10


                                           AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________


AllianceBernstein Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672



TRUSTEES

William H. Foulk, Jr.(1), Chairman
Charles H.P. Duell(1)
David K. Storrs(1)
Shelby White(1)


OFFICERS

Marc O. Mayer, Chief Executive Officer
Philip L. Kirstein, Senior Vice President and
  Independent Compliance Officer
Patricia Ittner, Senior Vice President
Doris T. Muller, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
William J. Fagan, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and
  Chief Financial Officer
Thomas R. Manley, Controller



CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1 (800) 221-5672

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004



(1)  Member of the Audit Committee and Governance and Nominating Committee.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

11


ALLIANCEBERNSTEIN MUNICIPAL TRUST - VIRGINIA PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672

Yields. For current recorded yield information on AllianceBernstein Municipal Trust, call toll-free (800) 221-9513

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.




ABMTVASR1204

ITEM 2.       CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.


ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.


ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.


ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.


ITEM 6.       SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.


ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.


ITEM 10.      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

    Exhibit No.     DESCRIPTION OF EXHIBIT

    11 (b) (1)      Certification of Principal Executive Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

    11 (b) (2)      Certification of Principal Financial Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

    11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Trust

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         Chief Executive Officer

Date:    February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         Chief Executive Officer

Date:    February 28, 2005

By:      /s/ Mark D. Gersten
         -------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    February 28, 2005